As filed with the Securities and Exchange Commission on September 28, 2000


                                 Securities Act Registration No. 333-51431
                          Investment Company Act Registration No. 811-8769

                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                            FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                     Pre-Effective Amendment No.                       [ ]


                     Post-Effective Amendment No.   3                  [X]


                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]


                      Amendment No.  4                                 [X]


                     BADGLEY FUNDS, INC.
     (Exact Name of Registrant as Specified in Charter)

           1420 Fifth Avenue
             Suite 4400                           98101
          Seattle, Washington                   (Zip Code)
 (Address of Principal Executive Offices)

  Registrant's Telephone Number, including Area Code: (206) 623-6172


                       Scott R. Vokey

               Badgley, Phelps and Bell, Inc.
               1420 Fifth Avenue, Suite 4400
                 Seattle, Washington 98101
          (Name and Address of Agent for Service)

                         Copies to:

                      Scott A. Moehrke
                    Godfrey & Kahn, S.C.
                   780 North Water Street
                 Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box)
     [ ]    immediately upon filing pursuant to paragraph (b)

     [X]    on September 28, 2000 pursuant to paragraph (b)

     [ ]    60 days after filing pursuant to paragraph (a)(1)
     [ ]    on (date) pursuant to paragraph (a)(1)
     [ ]    75 days after filing pursuant to paragraph (a)(2)
     [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
     [ ]    this post-effective amendment designates a new effective
            date for a previously filed post-effective amendment.

Prospectus


September 28, 2000



                      Badgley Funds, Inc.

                      BADGLEY GROWTH FUND             [LOGO]

                     BADGLEY BALANCED FUND

                         P.O. Box 701
                Milwaukee, Wisconsin  53201-0701
                        1-877-BADGLEY
                     www.badgleyfunds.com


     The  investment  objective of the  Badgley  Growth
Fund  (the "Badgley Growth Fund") is long-term  capital
appreciation.  The investment objective of the  Badgley
Balanced  Fund (the "Badgley Balanced Fund")  is  long-
term  capital  appreciation and  income.   The  Badgley
Growth  Fund  and  Badgley Balanced  Fund  each  invest
primarily  in  common stocks and the  Badgley  Balanced
Fund  also invests in investment grade bonds and  other
fixed  income  securities.  Each  Fund's  common  stock
investments   are   made  based  on  long-term   growth
potential   which   may  result  in   lower   turnover,
transaction costs and capital gains distributions.


     This Prospectus contains information you should consider before you invest in one or more of the Funds.
Please read it carefully and keep it for future reference.

                 ____________________

     The Securities and Exchange Commission (the "SEC")
has not approved or disapproved of these securities  or
passed  upon  the  adequacy of  this  Prospectus.   Any
representation to the contrary is a criminal offense.

                   TABLE OF CONTENTS
                                                         Page No.

HIGHLIGHTS AND RISKS                                            1


PERFORMANCE INFORMATION                                         2


FEES AND EXPENSES OF THE FUNDS                                  3

INVESTMENT OBJECTIVES                                           4


HOW THE FUNDS INVEST                                            4





FUND MANAGEMENT                                                 6

HOW TO PURCHASE SHARES                                          7

HOW TO REDEEM SHARES                                            9

VALUATION OF FUND SHARES                                       11

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    12

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT       12


FINANCIAL HIGHLIGHTS                                           13


                        ____________________


     In  deciding whether to invest in one or  more  of
the  Funds, you should rely only on information in this
Prospectus  or the Statement of Additional  Information
(the  "SAI").  The Funds have not authorized others  to
provide  additional  information.   The  Funds  do  not
authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                  HIGHLIGHTS AND RISKS

What are the goals of each Fund?


     The   Badgley  Growth  Fund's  goal  is  long-term
capital appreciation.  The Badgley Balanced Fund's goal
is  long-term  capital appreciation and  income  (i.e.,
risk-adjusted total return).  These goals are sometimes
referred  to as the Funds' investment objectives.   For
more information, see "Investment Objectives" and "How the Funds Invest."


What will the Funds invest in?


     The  Funds  invest  primarily  in  companies  with
medium-to-large  market capitalizations.   The  Badgley
Growth  Fund  primarily invests in common stocks.   The
Badgley  Balanced  Fund  primarily  invests  in  common
stocks  and  investment  grade bonds  and  other  fixed
income  securities.   In trying to achieve  the  Funds'
goals,  Badgley, Phelps and Bell, Inc. (the  "Adviser")
selects  stocks  that  the Adviser  believes  have  the
potential  to grow revenues, earnings and dividends  in
excess  of  the Standard & Poor's 500 Stock Index  (the
"S&P 500") over a three to five-year time period.   The
Adviser generally purchases common stocks with a longer-
term  investment  horizon, which may  result  in  lower
turnover,   transaction   costs   and   capital   gains
distributions.   The  Adviser  generally  sells  common
stocks that the Adviser believes show deteriorating fundamentals or are overvalued. The Adviser generally sells bonds that fall below the Badgley Balanced Fund's credit quality standards. For more information, see
"How the Funds Invest."


What are the main risks of investing in the Funds?

     The main risks of investing in one or more of the Funds are:

     *    Stock Market Risk:     The Funds are subject to stock market risks
                                 and significant fluctuations in value. If the stock market declines in value, the Funds are likely to decline in value. Increases or decreases in value of stocks are generally greater than for bonds or other debt investments.

     *    Stock Selection Risk:  The stocks selected by the Adviser may decline in value or not increase in
                                 value when the stock market in general is rising.


     In addition, the Badgley Balanced Fund is subject to the following risks:



     *    Bond Market Risk:      The Badgley Balanced Fund is subject to
                                 market risks associated with fixed income investments. If interest rates rise, bond prices in general are likely to decline over short or even extended periods.


     *    Credit Risk:           Individual issues of fixed income
                                 securities may be subject to the credit
                                 risk of the issuer.


     Neither Fund can guarantee that it will achieve its goal. You should be aware that you may lose money by investing in the Badgley Growth Fund or the Badgley
Balanced Fund.



Is the Badgley Growth Fund or the Badgley Balanced Fund an appropriate investment for me?


     The  Funds  are  suitable for long-term  investors
only.    The   Funds  are  not  short-term   investment
vehicles.


     An investment in the Badgley Growth Fund may be appropriate if:


     *    your goal is long-term capital appreciation;

     * you do not require current income from this investment; and

     * you are willing to accept short-term to intermediate-term fluctuations in value to seek possible higher long-term returns.


     An investment in the Badgley Balanced Fund may be appropriate if:


     * your goal is long-term capital appreciation and income;

     * you want to receive a moderate level of current income from this investment; and

     * you are willing to accept some short-term to intermediate-term fluctuations in value to seek possible higher long-term returns.


                  PERFORMANCE INFORMATION



     The performance information that follows gives some indication of the risks of investing in each Fund by comparing the Fund's performance with a broad measure of market performance. Please remember that a Fund's past performance does not reflect how the Fund may perform in the future.



              1999 Calendar Year Total Return

   Badgley Growth Fund                 Badgley Balanced Fund

   [Insert bar chart]                  [Insert bar chart]

The Badgley Growth Fund's              The Badgley Balanced Fund's
year-to-date total return              year-to-date total return
through June 30, 2000 is 7.25%.        through June 30, 2000 is 5.56%.



                      Best and Worst Quarterly Returns
                              (During 1999)

         Badgley Growth Fund                       Badgley Balanced Fund

     BEST                  WORST                 BEST                WORST

     15.03 %               (6.64)%               7.24%                (3.00)%

(4th quarter, 1999) (3rd quarter, 1999) (4th quarter, 1999) (3rd quarter,1999)



                Total Returns as of 12/31/99

                           1 Year

          Badgley Growth Fund                         20.64%

          Badgley Balanced Fund                        9.12%

          S&P 500 Index (1)                           21.04%

          Lehman Brothers Intermediate Government/     0.39%
            Corporate Bond Index (2)

____________


(1)The  S&P  500  Index is an unmanaged capitalization-
   weighted  index  of 500 stocks designed  to  measure
   performance  of  the broad domestic economy  through
   changes  in  the aggregate market value of  the  500
   stocks which represent all major industries.



(2)The        Lehman        Brothers       Intermediate
   Government/Corporate  Bond  Index  is  an  unmanaged
   market  value-weighted index composed of  all  bonds
   that  are  investment grade (rated Baa or higher  by
   Moody's  or  BBB  or higher by S&P,  if  unrated  by
   Moody's).   All issues have maturities  between  one
   and ten years and an outstanding par value of at least $150 million.


            FEES AND EXPENSES OF THE FUNDS

     The   following  table  describes  the  fees   and
expenses that you may pay if you buy and hold shares of one or more of the Funds.

Shareholders Fees (fees paid directly from your investment)


                                                            Badgley    Badgley

                                                            Growth     Balanced
                                                             Fund        Fund

Maximum Sales Charge (Load) Imposed on Purchases             None        None
Maximum Deferred Sales Charge (Load)                         None        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends  None        None
Redemption Fee                                               None        None
Exchange Fee                                                 None        None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                                            Badgley    Badgley

                                                            Growth     Balanced
                                                             Fund        Fund

Management Fees                                              1.00%       0.90%
Distribution and Service (12b-1) Fees                        0.25%       0.25%


Other Expenses(1)                                            1.59%       0.83%
Total Annual Fund Operating Expenses(1)                      2.84%       1.98%
Fee Waiver/Expense Reimbursement (1)                         1.34%       0.68%


Net Expenses                                                 1.50%       1.30%
____________


(1)The  Adviser has contractually agreed to waive
   its  fee  and/or reimburse the Funds' other expenses
   to  the  extent necessary to ensure that the Badgley
   Growth  Fund's  total  operating  expenses  do   not
   exceed  1.50%  of its average daily net  assets  and
   that  the  Badgley Balanced Fund's  total  operating
   expenses  do  not exceed 1.30% of its average  daily
   net  assets  until September 30, 2001.   After  such
   date,  the  total operating expense limitations  may
   be  terminated or revised at any time.   Any  waiver
   or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For additional information, see "Fund Management."

                        Example

     The  following  Example is intended  to  help  you
compare  the cost of investing in a Fund with the  cost
of  investing  in  other  mutual  funds.   The  Example
assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's total annual operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

                          1 Year    3 Years   5 Years   10 Years


   Badgley Growth Fund     $153       $753     $1,380    $3,070
   Badgley Balanced Fund   $132       $556     $1,005    $2,252


                 INVESTMENT OBJECTIVES


     The Badgley Growth Fund's investment objective  is
long-term  capital appreciation.  The Badgley  Balanced
Fund's   investment  objective  is  long-term   capital
appreciation and income (i.e., risk-adjusted total return).


                 HOW THE FUNDS INVEST


Badgley Growth Fund



     The  Badgley  Growth  Fund seeks  to  achieve  its
investment objective by investing primarily  in  common
stocks    of   companies   with   medium    to    large
capitalizations.   The  Badgley Growth  Fund  typically
invests in companies with market capitalizations of $2.0 billion or more.



     The  Badgley  Growth  Fund will  focus  on  equity
securities of companies that the Adviser believes  have
superior growth prospects relative to the S&P 500.   In
identifying  equity securities for the  Badgley  Growth
Fund,  the  Adviser generally evaluates the fundamental
prospects  for  each company using  both  internal  and
external research.  In compiling its internal research,
the   Adviser  uses  a  number  of  research   sources,
including   industry  resources,  the   management   of
companies  and other institutional providers.   In  the
research   process,   the   Adviser   reviews   certain
fundamental attributes that it believes a security should have for the Badgley Growth Fund to invest in it, including:


     *    Consistent and predictable growth characteristics
          (growing revenues, earnings and dividends);

     * Low financial risk which includes low debt and lease obligations and strong cash flow;

     *    Market dominance;

     *    Significant barriers to entry; and

     *    Strong management.

The Adviser also considers its ability to effectively analyze and follow the industry in which the company participates and the company's particular business.
Finally, the Adviser values companies by considering the relationship between the earnings per share growth rate of a company and its price to earnings ratio, and by considering the range of a company's historical relative price to earnings ratio.


     The Badgley Growth Fund holds securities for an extended time, which may result in lower turnover, transaction costs and capital gains distributions. The
Badgley Growth Fund sells a security when the Adviser believes it shows deteriorating fundamentals or is overvalued or to change the weighting of a security or a sector.



     Under  normal  circumstances, the  Badgley  Growth
Fund  expects  to be fully invested in  common  stocks.
Common stocks are units of ownership of a corporation.

     Although  not  part  of  its principal  investment
strategy, the Badgley Growth Fund may invest up to  15%
of  its  net  assets  in American  Depositary  Receipts
("ADRs"),  European  Depositary  Receipts  ("EDRs")  or
other foreign instruments.  ADRs are receipts typically
issued  by  a  U.S.  bank or trust  company  evidencing
ownership  of  the  underlying  foreign  security   and
denominated   in  U.S.  dollars.   EDRs  are   European
receipts  evidencing  a similar  arrangement.   Pending
investment or to pay redemption requests and  expenses,
the  Badgley  Growth Fund may hold  a  portion  of  its
assets  in  short-term, investment grade  money  market
securities and cash.  The Badgley Growth Fund may  also
invest   a   limited  amount  of  assets  in   illiquid
securities.    See  the  Funds'  SAI   for   additional
information.



Badgley Balanced Fund



     The  Badgley  Balanced Fund seeks to  achieve  its
investment objective by investing primarily  in  common
stocks  and  investment  grade bonds  and  other  fixed
income  securities.   The Badgley  Balanced  Fund  will
focus  on  the securities of companies with  medium-to-
large market capitalizations with respect to equity and
corporate  debt  securities investments.   The  Badgley
Balanced Fund typically invests in companies with market capitalizations of $2.0 billion or more.



     In  selecting  equity securities for  the  Badgley
Balanced  Fund, the Adviser uses the same methods  used
for  the  Badgley Growth Fund as discussed  above.   In
addition  to  equity securities, the  Badgley  Balanced
Fund  invests in investment grade bonds and other fixed
income  securities, including corporate and  government
securities,  repurchase agreements and  mortgage-backed
securities.   The Badgley Balanced Fund will  focus  on
intermediate  term  investment  grade  bonds  with   an
average dollar-weighted portfolio of three to seven-year maturities with individual maturities ranging from one to 10 years.



     In  identifying  debt securities for  the  Badgley
Balanced   Fund,  the  Adviser  generally  conducts   a
relative value analysis. In the investment process, the Adviser reviews attributes that it believes a debt security should have for the Badgley Balanced Fund to invest in it, including:


     *    Credit quality of investment grade or higher;

     *    Liquidity; and

     *    Relative value within the issue's specific sector.


     The Badgley Balanced Fund holds securities for  an
extended  time,  which may result  in  lower  turnover,
transaction costs and capital gains distributions.   In
selling  equity  securities for  the  Badgley  Balanced
Fund,  the Adviser uses the same methods used  for  the
Badgley  Growth Fund as discussed above.   The  Badgley
Balanced Fund sells a debt security when it falls below the Badgley Balanced Fund's credit quality standards or the Adviser identifies more attractive debt securities or to upgrade the Badgley Balanced Fund's overall yield, quality or liquidity.



     Under  normal circumstances, the Badgley  Balanced
Fund  invests at least 25% of its total assets in fixed
income  senior securities, including bonds, other  debt
securities and non-convertible preferred stocks.   Debt
securities  are  obligations  of  the  issuer  to   pay
interest  and repay principal.  Preferred  stocks  have
rights  senior to a company's common stock, but  junior
to  a  company's creditors and, if held by the  Badgley
Balanced   Fund  as  a  fixed  income  security,   will
generally pay a dividend.



     Although  not  part  of  its principal  investment
strategy,  the Badgley Balanced Fund may invest  up  to
15%  of  its net assets in ADRs, EDRs or other  foreign
instruments.   Pending investment or to pay  redemption
requests and expenses, the Badgley Balanced Fund may hold a portion of its assets in short-term, investment grade money market securities and cash. The Badgley
Balanced Fund may also invest a limited amount of assets in illiquid securities. See the Funds' SAI for additional information.

                   FUND MANAGEMENT

Adviser


     Badgley, Phelps and Bell, Inc. (the "Adviser")  is
the  investment adviser to the Funds.  The  Funds  have
entered into an Investment Advisory Agreement with  the
Adviser  under which the Adviser manages  each  of  the
Fund's investments and business affairs, subject to the
supervision  of  the Funds' Board  of  Directors.   The
Adviser,   1420  Fifth  Avenue,  Suite  4400,  Seattle,
Washington  98101, is a Washington corporation  founded
in  1966.  The Adviser is controlled by several of  its
officers.   As of August 31, 2000, the Adviser  managed
approximately   $1.5   billion   for   individual   and
institutional  clients.  Under the Investment  Advisory
Agreement,  the  Funds compensate the Adviser  for  its
management services at the annual rate of 1.00% of  the
Badgley  Growth  Fund's average daily  net  assets  and
0.90% of the Badgley Balanced Fund's average daily  net
assets.   The  advisory fee is accrued daily  and  paid
monthly.   For the fiscal year ended May 31, 2000,  the
Adviser  waived  its management fee and reimbursed  the
Funds' other expenses so that the Badgley Growth Fund's
total  operating expenses (on an annual basis) did  not
exceed  1.50% of its average daily net assets and  that
the  Badgley  Balanced Fund's total operating  expenses
(on  an  annual  basis) did not  exceed  1.30%  of  its
average  daily net assets.  Until September  30,  2001,
the  Adviser  has contractually agreed to  continue  to
waive  its  management fee and/or reimburse the  Funds'
other  expenses to the extent necessary to ensure  that
the  Badgley Growth Fund's total operating expenses (on
an  annual  basis) do not exceed 1.50% of  its  average
daily  net assets and that the Badgley Balanced  Fund's
total  operating expenses (on an annual basis)  do  not
exceed  1.30%  of its average daily net assets.   After
such  time, the Adviser may voluntarily waive all or  a
portion of its management fee and/or reimburse all or a
portion of Fund operating expenses.  Any waiver of fees
or  reimbursement of expenses will be made on a monthly
basis and, with respect to the latter, will be paid  to
the  Funds  by  reduction  of the  Adviser's  fee.  Any
waivers  or  reimbursements will  have  the  effect  of
lowering  the  overall expense ratio  for  a  Fund  and
increasing its overall return to investors at the  time
any  such  amounts were waived and/or reimbursed.   Any
such  waiver  or  reimbursement  is  subject  to  later
adjustment  during the term of the Investment  Advisory
Agreement to allow the Adviser to recoup amounts waived
or  reimbursed to the extent actual fees  and  expenses
for a period are less than the expense limitation caps,
provided,  however,  that the  Adviser  shall  only  be
entitled  to recoup such amounts for a period of  three
years   from  the  date  such  amount  was  waived   or
reimbursed.


     Under  the  Investment  Advisory  Agreement,   the
Adviser is responsible for management of each Fund's assets, as well as for portfolio transactions and brokerage.

     Portfolio Managers. The following individuals are co-managers of the Funds:


     Steven  C. Phelps.  Mr. Phelps graduated Phi  Beta
Kappa and magna cum laude from Williams College in 1983
with a degree in political economy and was subsequently
awarded  a  Fulbright Scholarship at the University  of
Frankfurt,  Germany  for  research  on  policy   issues
relating  to international monetary coordination.   Mr.
Phelps  has  been a Director of the Adviser since  1990
and is Co-Managing Director of the Adviser.  Mr. Phelps
joined the Adviser in 1986 after working for two  years
with  PACCAR,  Inc.  as a finance  analyst  and  as  an
independent   researcher  on  the  economics   of   the
transportation  industry.  Mr. Phelps  is  a  Chartered
Financial Analyst and a Chartered Investment Counselor.


     Mitzi  W.  Carletti.   Ms.  Carletti  received   a
Bachelor of Arts degree with honors from the University of Puget Sound in 1978. Prior to joining the Adviser as a portfolio manager in 1995, Ms. Carletti worked as a senior research analyst at Frank Russell Company, a pension fund consulting firm, from 1988 until 1995, and as a financial consultant with Merrill Lynch from 1979 to 1988.

     Mark   W.  Broughton.   Mr.  Broughton  earned   a
Bachelor of Science degree in finance and a Masters  of
Business  Administration in finance  and  international
finance/business  economics  from  the  University   of
Southern  California  in 1989 and  1995,  respectively.
Prior  to  joining the Adviser in 1996 as  a  portfolio
manager,  Mr. Broughton worked as a portfolio associate
and  research  analyst at Provident Investment  Counsel
for  over  five  years and as an account specialist  at
State  Street Research & Management for one and a  half
years.   Mr. Broughton is a Chartered Financial Analyst
and a Chartered Investment Counselor.

     The following individual is also a co-manager of the Badgley Balanced Fund concentrating on the Badgley
Balanced Fund's fixed income securities.



     Andrea Durbin.  Ms. Durbin received a Bachelor of
Science degree in economics from the University of Minnesota in 1992. Prior to joining the Adviser as a portfolio manager and trader in 1998, Ms. Durbin was an associate vice president in the fixed income capital markets division at Dain Rauscher, Inc. for seven years.


Custodian


     Firstar Bank, N.A. ("Firstar Bank"), 777 East
Wisconsin Avenue, Milwaukee, Wisconsin 53202 acts as custodian of the Funds' assets.


Transfer Agent and Administrator


     Firstar  Mutual  Fund Services,  LLC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202 acts as transfer agent for  the  Funds
(the "Transfer Agent") and as the Funds' administrator.


Distributor

     Rafferty  Capital Markets, Inc.,  1311  Mamaroneck
Avenue, White Plains, New York 10605, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as distributor of each Fund's shares (the "Distributor"). The Distributor is not affiliated with the Adviser.

                HOW TO PURCHASE SHARES

     Shares of the Funds may be purchased at net  asset
value  (as defined below) through any dealer which  has
entered into a sales agreement with the Distributor, in
its  capacity as principal underwriter of shares of the
Funds,  or  through  the  Distributor  directly.    The
Transfer Agent may also accept purchase applications.

Purchase of Fund Shares

     Payment for Fund shares should be made by check or
money  order  in  U.S. dollars drawn on  a  U.S.  bank,
savings and loan, or credit union.  The minimum initial
investment in a Fund is $2,000.  Subsequent investments
of  at least $250 may be made by mail or by wire.   For
investors using the Automatic Investment Plan, as described below, the minimum investment is $1,000 with a minimum monthly investment of $100. These minimums can be changed or waived by the Funds at any time. The
Funds will waive the minimums for employees of the Adviser and their family members. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Net Asset Value

     Shares of the Funds are sold on a continual  basis
at   the  net  asset  value  per  share  next  computed
following  receipt  of  an order  in  proper  form  (as
described   below   under  "Initial   Investment"   and
"Subsequent Investment") by a dealer, the Distributor or the Transfer Agent, as the case may be. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Standard
Time) on each day the New York Stock Exchange ("NYSE") is open. See "Valuation of Fund Shares."

Initial Investment - Minimum $2,000

     You  may  purchase Fund shares by  completing  the
enclosed shareholder application and mailing it  and  a
check  or money order payable to "Badgley Funds,  Inc."
to  your  securities  dealer, the  Distributor  or  the
Transfer  Agent,  as  the case  may  be.   The  minimum
initial  investment  is  $2,000.   If  mailing  to  the
Distributor or Transfer Agent, please send to the following address:

              By  Mail                        By Overnight Courier

   Firstar Mutual Fund Services, LLC      Firstar Mutual Fund Services, LLC
   P.O. Box 701                           Third Floor
   Milwaukee, Wisconsin  53201-0701       615  East Michigan Street
                                          Milwaukee, Wisconsin  53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.
Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or a Fund. Do not mail letters by overnight courier to the post office box.

     If  the  securities  dealer  you  have  chosen  to
purchase  Fund  shares through has not entered  into  a
sales agreement with the Distributor, such dealer  may,
nevertheless,  offer  to  place  your  order  for   the
purchase  of Fund shares.  Purchases made through  such
dealers  will be effected at the net asset  value  next
determined  after  receipt by a Fund  of  the  dealer's
order to purchase shares.  Such dealers may also charge
a  transaction fee, as determined by the dealer.   That
fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.


     If  your check does not clear, you will be charged
a  $25  service fee.  You will also be responsible  for
any  losses  suffered by a Fund as a  result.   Neither
cash  nor  third-party checks will  be  accepted.   All
applications  to purchase Fund shares  are  subject  to
acceptance  by  a  Fund and are not  binding  until  so
accepted.   The Funds will not accept your  application
unless it is in good form and accompanied by a check or money order payable to "Badgley Funds, Inc." for at least the minimum investment amount. The Funds reserve the right to decline or accept a purchase order application in whole or in part.


Wire Purchases

     You  may  also purchase Fund shares by wire.   The
following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:


          Wire to:          Firstar Bank, N.A.
          ABA Number:       042000013


          Credit:           Firstar Mutual Fund Services, LLC
          Account:          112-952-137

          Further Credit:   Badgley Funds, Inc.
                            (shareholder account number)
                            (shareholder name/account registration)

     Please  call 1-877-BADGLEY (1-877-223-4539)  prior
to  wiring any funds to notify the Transfer Agent  that
the  wire  is  coming  and to verify  the  proper  wire
instructions so that the wire is properly applied  when
received.   The  Funds  are  not  responsible  for  the
consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     The telephone purchase option allows investors  to
make   subsequent  investments  directly  from  a  bank
checking   or   savings  account.   To  establish   the
telephone purchase option on your account, complete the
appropriate  section  in  the shareholder  application.
Only   bank   accounts   held  at  domestic   financial
institutions that are Automated Clearing House  ("ACH")
members  may be used for telephone transactions.   This
option  will become effective approximately 15 business
days  after  the  application form is received  by  the
Transfer Agent.  Purchases must be in amounts  of  $250
or more and may not be used for initial purchases of  a
Fund's  shares.  To have Fund shares purchased  at  the
net  asset  value  determined at the close  of  regular
trading  on  a  given  date, the  Transfer  Agent  must
receive  both
your  purchase  order  and  payment   by
Electronic Funds Transfer through the ACH system  prior
to  the  close of regular trading on such  date.   Most
transfers  are  completed  within  one  business   day.
Subsequent  investments may be made by  calling  1-877-
BADGLEY (1-877-223-4539).

Purchasing Shares Through Financial Intermediaries

     If   you   purchase  shares  through  a  financial
intermediary   (such   as  a  broker-dealer),   certain
features  of  a Fund relating to such transactions  may
not  be  available  or may be modified.   In  addition,
certain operational policies of a Fund, including those
related  to settlement and dividend accrual,  may  vary
from  those  applicable to direct shareholders  of  the
Fund  and  may vary among intermediaries.   You  should
consult   your   financial   intermediary   for    more
information regarding these matters.  Certain financial
intermediaries  may  charge you  transaction  fees  for
their  services.   You will not be charged  these  fees
directly  by  a Fund if you purchase your  Fund  shares
directly  from the Fund without the intervention  of  a
financial   intermediary.   Each  Fund  may,   however,
compensate   financial  intermediaries  for  assistance
under the Funds' Distribution and Shareholder Servicing
Plan (i.e., Rule 12b-1 plan) or otherwise.

Automatic Investment Plan - Minimum $1,000


     The  Automatic Investment Plan ("AIP") allows  you
to  make regular, systematic investments in one or more
of  the  Funds  from  your  bank  checking  or  savings
account.   The minimum initial investment for investors
using   the  AIP  is  $1,000  with  a  monthly  minimum
investment of $100. To establish the AIP, complete the appropriate section in the shareholder application.
You should consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Funds have the right to close an investor's account for failure to reach the minimum initial investment. For additional information on the AIP, please see the SAI.


Individual Retirement Accounts

     You  may invest in a Fund by establishing  a  tax-
sheltered  individual retirement account ("IRA").   The
Funds  offer  the Traditional IRA and  Roth  IRA.   For
additional information on IRA options, please see the SAI.

Subsequent Investments - Minimum $250


     Additions to your account may be made by  mail  or
by  wire.   Any subsequent investment must  be  for  at
least  $250.   When  making an additional  purchase  by
mail,  enclose a check payable to "Badgley Funds, Inc."
and the Additional Investment Form provided on the lower portion of your account statement. Neither cash nor third-party checks will be accepted. To make an additional purchase by wire, please call 1-877-BADGLEY
(1-877-223-4539) for complete wiring instructions.


                 HOW TO REDEEM SHARES

In General

     You  may request redemption of part or all of your
Fund  shares  at  any time at the next  determined  net
asset  value.   See  "Valuation of  Fund  Shares."   No
redemption  request  will  become  effective  until   a
redemption  request  is received  in  proper  form  (as
described  below)  by the Transfer Agent.   You  should
contact  the  Transfer  Agent for  further  information
concerning redemption of Fund shares.  A Fund  normally
will  mail  your redemption proceeds the next  business
day  and, in any event, no later than seven days  after
receipt   of  a  redemption  request  in  good   order.
However, when a purchase has been made by check, a Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to 12 days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by a Fund of the broker or dealer's instruction to redeem shares.
Some brokers or dealers may charge a fee in connection with such redemptions.

     Investors who have an IRA must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to make an election will be subject to withholding.

     Your account may be terminated by the Funds on not less than 30 days' written notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $2,000.
Upon any such termination, a check for the proceeds of redemption will be sent to you within seven days of the redemption.

Written Redemption

     For   most  redemption  requests,  you  need  only
furnish a written, unconditional request to redeem your shares at net asset value to the Transfer Agent:

              By Mail                           By Overnight Courier

   Firstar Mutual Fund Services, LLC      Firstar Mutual Fund Services, LLC
   P.O. Box 701                           Third Floor
   Milwaukee, Wisconsin  53201-0701       615 East Michigan Street
                                          Milwaukee, Wisconsin  53202

Requests  for redemption must (i) be signed exactly  as
the  shares are registered, including the signature  of
each  owner, and (ii) specify the number of  shares  or
dollar amount to be redeemed.  Redemption proceeds made
by  written redemption request may also be wired  to  a
commercial  bank  that  you  have  authorized  on  your
account application.  The Transfer Agent will charge  a
$12.00  service fee for wire transactions.   Additional
documentation   may  be  requested  from  corporations,
executors, administrators, trustees, guardians,  agents
or  attorneys-in-fact.  The Funds do not  consider  the
U.S.  Postal  Service  or  other  independent  delivery
services to be their agents.  Therefore, deposit in the
mail  or with such services, or receipt at the Transfer
Agent's post office box of redemption requests does not
constitute receipt by the Transfer Agent or the  Funds.
Do  not  mail letters by overnight courier to the  post
office  box.  Any written redemption requests  received
within  15  days  after  an  address  change  must   be
accompanied by a signature guarantee.

Telephone Redemption

     You  may  also redeem your shares by  calling  the
Transfer   Agent   at  1-877-BADGLEY  (1-877-223-4539).
Redemption  requests  by telephone  are  available  for
redemptions  of $500 or more.  Redemption requests  for
less than $500 must be in writing.  In order to utilize
this  procedure, you must have previously elected  this
option   on  your  shareholder  application   and   the
redemption proceeds must be mailed directly to  you  or
transmitted to your predesignated account via  wire  or
ACH  transfer.   Funds sent via ACH  are  automatically
credited  to  your account within three business  days.
There  is  currently no charge for  this  service.   To
change  the designated account, send a written  request
with signature(s) guaranteed to the Transfer Agent.  To
change  the address, call the Transfer Agent or send  a
written  request  with signature(s) guaranteed  to  the
Transfer  Agent.   Additional  documentation   may   be
requested from corporations, executors, administrators,
trustees,  guardians, agents or attorneys-in-fact.   No
telephone redemption requests will be allowed within 15 days of such a change. The Funds reserve the right to limit the number of telephone redemptions you may make.
Once made, telephone redemptions may not be modified or canceled.

     The  Transfer Agent will use reasonable procedures
to  ensure that instructions received by telephone  are
genuine.   These procedures may include requiring  some
form  of  personal identification prior to acting  upon
telephone     instructions,    recording     telephonic
transactions  and/or  sending written  confirmation  of
such  transactions  to investors.  Assuming  procedures
such as the above have been followed, neither the Funds
nor  the  Transfer Agent will be liable for  any  loss,
cost   or   expense  for  acting  upon  an   investor's
instructions   or   for   any  unauthorized   telephone
redemption.   The Funds reserve the right to  refuse  a
telephone redemption request if so advised.

Redeeming Shares Through Financial Intermediaries

     If   you   redeem  shares  through   a   financial
intermediary (such as a broker-dealer), such  financial
intermediary may charge you transaction fees for  their
services.   You will not be charged such  fees  if  you
redeem Fund shares directly through a Fund without the intervention of a financial intermediary.

Systematic Withdrawal Plan

     The  Systematic Withdrawal Plan ("SWP") allows you
to  make  automatic withdrawals from  your  account  at
regular  intervals.   Redemptions for  the  purpose  of
satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to make a SWP payment, the remaining amount will be redeemed and the SWP will be terminated.
Please see the SAI for more information.

Signature Guarantees

     Signature guarantees are required for:

     * redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares;

     * redemption requests to be mailed or wired to other than the address that appears of record; and

     * any redemption request if a change of address has been received by the Funds or Transfer Agent within the last 15 days.

A signature guarantee may be obtained from any eligible
guarantor  institution, as defined by the  SEC.   These
institutions include banks, saving associations, credit unions, brokerage firms and others. Please note that a notary public stamp or seal is not acceptable.

Exchange Privilege


     The Funds have established a program which permits
Fund shareholders to exchange Fund shares for shares of
any  other  Badgley Fund or for shares of  the  Firstar
Money  Market  Funds.   Please see  the  SAI  for  more
information   on  the  exchange  privilege,   including
minimum exchange amounts and fees.


               VALUATION OF FUND SHARES

     Net  asset value is calculated by taking the value
of   a  Fund's  total  assets,  including  interest  or
dividends  accrued,  but not yet  collected,  less  all
liabilities, and dividing by the total number of shares
outstanding.  The result, rounded to the nearest  cent,
is  the net asset value per share.  The net asset value
per  share  is  determined as of the close  of  trading
(generally 4:00 p.m. Eastern Standard Time) on each day
the   NYSE  is  open  for  business.   Purchase  orders
received or shares tendered for redemption on a day the
NYSE is open for trading, prior to the close of trading
on  that day, will be valued as of the close of trading
on that day.  Net asset value is not determined on days
the  NYSE  is  closed.  Applications  for  purchase  of
shares  and requests for redemption of shares  received
after  the close of trading on the NYSE will be  valued
as  of the close of trading on the next day the NYSE is
open.   A  Fund's net asset value may not be calculated
on  days  during which the Fund receives no  orders  to
purchase   shares  and  no  shares  are  tendered   for
redemption.   In determining net asset value,  expenses
are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Funds.

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Funds have adopted a plan pursuant to Rule 12b-
1   under  the  1940  Act  (the  "12b-1  Plan"),  which
authorizes  it  to  pay  the  Distributor  and  certain
financial  intermediaries (such as broker-dealers)  who
assist  in  distributing Fund  shares  or  who  provide
shareholder    services   to   Fund   shareholders    a
distribution and shareholder servicing fee of 0.25%  of
each  Fund's average daily net assets (computed  on  an
annual  basis).   The  12b-1 Plan  has  the  effect  of
increasing a Fund's expenses from what they would otherwise be. Because Rule 12b-1 fees are paid out of a Fund's net assets on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of a Fund more than paying other types of sales charges. For additional information on the 12b-1 Plan, please see the SAI.

  DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT


     For  federal  income tax purposes,  all  dividends
paid  by  the  Funds and distributions of net  realized
short-term capital gains are taxable as ordinary income
whether  reinvested or received in cash unless you  are
exempt  from  taxation or entitled to a  tax  deferral.
Distributions  paid by a Fund from net  realized  long-
term  capital  gains,  whether  received  in  cash   or
reinvested  in  additional shares,  are  taxable  as  a
capital  gain.   The  capital gain  holding  period  is
determined by the length of time the Fund has held  the
security  and  not  the length of time  you  have  held
shares  in  the Fund.  The Badgley Growth Fund  expects
that,   because   of  its  investment  objective,   its
distributions  will  consist  primarily  of   long-term
capital gains.  The Badgley Balanced Fund expects that,
because  of its investment objective, its distributions
will  consist primarily of long-term capital gains  and
ordinary income.  Investors are informed annually as to
the  amount  and  nature of all dividends  and  capital
gains  paid during the prior year.  Such capital  gains
and  dividends  may also be subject to state  or  local
taxes.   If you are not required to pay taxes  on  your
income, you are generally not required to pay federal income taxes on the amounts distributed to you.



     The  Badgley Growth Fund intends to pay  dividends
from  net  investment income annually, and the  Badgley
Balanced  Fund  intends  to  pay  dividends  from   net
investment  income  quarterly.   The  Funds  intend  to
distribute  capital gains, if any, at  least  annually.
When  a  dividend  or capital gain  is  distributed,  a
Fund's  net asset value decreases by the amount of  the
payment.   If  you  purchase shares  shortly  before  a
distribution,  you will be subject to income  taxes  on
the   distribution,  even  though  the  value  of  your
investment  (plus  cash received, if any)  remains  the
same.   All  dividends and capital gains  distributions
will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains or both be paid in cash. An investor may change an election by telephone, subject to certain limitations, by calling the Transfer Agent at 1-877-
BADGLEY (1-877-223-4539).


     Investors who request to have dividends and/or capital gains in cash may have such amounts mailed or sent via electronic funds transfer ("EFT"). Transfers via EFT generally take up to three business days to reach the investor's bank account.

     If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

     If  you do not furnish the Funds with your correct
social   security  number  or  taxpayer  identification
number, the Funds are required by federal law to withhold federal income tax from your distributions and redemption proceeds at a rate of 31%.

     An exchange of Fund shares for shares pursuant to the Funds' exchange privilege is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss.
An exchange is not a tax-free transaction.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.


                 FINANCIAL HIGHLIGHTS



     The financial highlights tables are intended to help you understand the Funds' financial performance for the period from June 25, 1998 (commencement of operations) to May 31, 2000. Certain information reflects financial results for a single Fund share.
The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.



                                                                  Badgley
                                             Badgley            Balanced Fund
                                           Balanced Fund        June 25, 1998
                                             Year Ended            through
                                            May 31, 2000         May 31, 1999
Net asset value, beginning of period      $     10.69          $    10.00
Income from investment operations:
Net investment income                            0.20                0.18
Net realized and unrealized gain
 on investments                                  0.78                0.68
                                          ------------        ------------

     Total from investment operations            0.98                0.86
                                          ------------        ------------
Less:
Dividends from net investment income            (0.20)              (0.17)
                                          ------------        ------------
Net asset value, end of period            $     11.47         $     10.69
                                          ============        ============
Total return                                     9.23%               8.66%(1)
Supplemental data and ratios:
Net assets, end of period                 $24,286,086         $16,524,409
Ratio of net expenses to average
 net assets:
     Before expense reimbursement                1.98%               3.83%(2)
     After expense reimbursement                 1.30%               1.30%(2)
Ratio of net investment income to
  average net assets:
     Before expense reimbursement                1.24%              (0.80)%(2)
     After expense reimbursement                 1.92%               1.73%(2)
Portfolio turnover rate                         28.78%              16.17%



(1)  Not annualized.

(2)  Annualized.

                                                                 Badgley
                                             Badgley            Growth Fund
                                            Growth Fund        June 25, 1998
                                             Year Ended          through
                                            May 31, 2000       May 31, 1999

Net asset value, beginning of period      $     11.42        $    10.00
Income from investment operations:
Net investment income (loss)                    (0.08)            (0.02)
Net realized and unrealized gain
  on investments                                 1.89              1.48
                                          -------------      ------------

     Total from investment operations            1.81              1.46
                                          -------------      ------------

Less:
Dividends from net investment income            (0.00)(1)         (0.04)
                                          -------------      ------------

Net asset value, end of period            $     13.23        $    11.42
                                          =============      ============

Total return                                    15.86%            14.65%(2)
Supplemental data and ratios:
Net assets, end of period                 $12,251,424        $6,503,740
Ratio of net expenses to
  average net assets:
     Before expense reimbursement                2.84%             6.12%(3)
     After expense reimbursement                 1.50%             1.50%(3)
Ratio of net investment income to
  average net assets:
     Before expense reimbursement               (2.06)%           (5.22)%(3)
     After expense reimbursement                (0.72)%           (0.60)%(3)
Portfolio turnover rate                         25.88%            30.28%



(1) Dividends from net investment income paid at rate of $0.0014 per share.

(2)  Not annualized.

(3)  Annualized.

DIRECTORS                                CUSTODIAN


J. Kevin Callaghan                       Firstar Bank, N.A.


Steven C. Phelps                         777 East Wisconsin Avenue
Frank S. Bayley                          Milwaukee, Wisconsin  53202
Madelyn B. Smith
Graham S. Anderson                       ADMINISTRATOR, TRANSFER AGENT
                                         AND DIVIDEND-DISBURSING AGENT
PRINCIPAL OFFICERS
                                         Firstar Mutual Fund Services, LLC

Scott R. Vokey, President                Third Floor


Lisa P. Guzman, Treasurer and Secretary  615 East Michigan Street
                                         Milwaukee, Wisconsin  53202
INVESTMENT ADVISER
                                         INDEPENDENT ACCOUNTANTS
Badgley, Phelps and Bell, Inc.
1420  Fifth Avenue, Suite 4400           PricewaterhouseCoopers LLP
Seattle, Washington  98101               100 East Wisconsin Avenue, Suite 1500
                                         Milwaukee, Wisconsin  53202
DISTRIBUTOR
                                         LEGAL COUNSEL
Rafferty Capital Markets, Inc.
1311 Mamaroneck Avenue                   Godfrey & Kahn, S.C.


White Plains, New York  10605            780 North Water Street


                                         Milwaukee, Wisconsin  53202




     The  SAI contains additional information about the
Funds.    Additional  information  about   the   Funds'
investments is contained in the Funds' annual and semi-
annual  reports  to  shareholders.  The  Funds'  annual
report  provides a discussion of the market  conditions
and  investment strategies that significantly  affected
the  Funds'  performance during the last  fiscal  year.
The Funds' SAI, which is incorporated by reference into
this Prospectus, annual reports and semi-annual reports
are  available  without  charge  upon  request  to  the
address  or  toll-free telephone number  noted  on  the
cover  page  of  this Prospectus.  These documents  may
also be obtained from certain financial intermediaries,
including  the Distributor, who purchase and sell  Fund
shares.   Shareholder inquiries and requests for  other
information about the Funds can be directed to the Funds at the address, toll-free telephone number, or website on the cover page of this Prospectus.



     Information  about the Funds (including  the  SAI)
can   be  reviewed  and  copied  at  the  SEC's  Public
Reference Room in Washington, D.C.  Please call the SEC
at  1-202-942-8090  for  information  relating  to  the
operation  of the Public Reference Room.   Reports  and
other information about the Funds are available on  the
EDGAR   Database   on  the  SEC's  Internet   site   at
http://www.sec.gov or upon payment of a duplicating fee, by emailing or writing the Public Reference Room of the SEC at publicinfo@sec.gov or Washington, D.C.
20549-0102.


     The Funds' 1940 Act File Number is 811-8769.

          STATEMENT OF ADDITIONAL INFORMATION

                  Badgley Funds, Inc.

                  BADGLEY GROWTH FUND
                 BADGLEY BALANCED FUND

                     P.O. Box 701
            Milwaukee, Wisconsin 53201-0701
                     1-877-BADGLEY
                 www.badgleyfunds.com



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Badgley Growth Fund (the "Badgley
Growth  Fund")  and  the  Badgley  Balanced  Fund  (the
"Badgley  Balanced  Fund"), dated September  28,  2000.
The Badgley Growth Fund and the Badgley Balanced Fund are each a series of the Badgley Funds, Inc. (the
"Corporation").


     A copy of the Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website.


     The  Funds' audited financial statements  for  the
year  ended  May 31, 2000, are incorporated  herein  by
reference  to  the  Funds'  Annual  Report,  which   is
available without charge upon request to the above-noted address, toll-free telephone number or website.





   This Statement of Additional Information is dated
                  September 28, 2000.

                       TABLE OF CONTENTS

                                                         Page No.


FUND ORGANIZATION                                               3

INVESTMENT RESTRICTIONS                                         3

IMPLEMENTATION OF INVESTMENT OBJECTIVES                         4

DIRECTORS AND OFFICERS                                         21

PRINCIPAL SHAREHOLDERS                                         23


CODE OF ETHICS                                                 23


INVESTMENT ADVISER                                             24

FUND TRANSACTIONS AND BROKERAGE                                25

CUSTODIAN                                                      26

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                   26

ADMINISTRATOR                                                  26

DISTRIBUTOR AND PLAN OF DISTRIBUTION                           27

PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES           29

TAXATION OF THE FUNDS                                          32

PERFORMANCE INFORMATION                                        32

ADDITIONAL INFORMATION                                         34

INDEPENDENT ACCOUNTANTS                                        34

FINANCIAL STATEMENTS                                           34

APPENDIX                                                      A-1


     In  deciding whether to invest in the  Funds,  you
should  rely  on the information in this  Statement  of
Additional  Information  and related  Prospectus.   The
Funds have not authorized others to provide additional information. The Funds have not authorized the use of this Statement of Additional Information in any state or jurisdiction in which such offering may not legally be made.

                   FUND ORGANIZATION

     The   Corporation  is  an  open-end,  diversified,
management investment company, commonly referred to  as
a  mutual fund.  Each Fund is a series of common  stock
of  the Corporation, a Maryland company incorporated on
April 28, 1998.  The Corporation is authorized to issue
shares  of  common stock in series and  classes.   Each
share  of common stock of each Fund is entitled to  one
vote, and each share is entitled to participate equally
in  dividends  and capital gains distributions  by  the
respective series and in the individual assets  of  the
respective Fund in the event of liquidation.  Each Fund
bears  its  own expenses and the shareholders  of  each
Fund have exclusive voting rights on matters pertaining
to the Fund's Rule 12b-1 plan.  No certificates will be
issued  for  shares  held in your account.   You  will,
however, have full shareholder rights.  Generally,  the
Corporation will not hold annual shareholders' meetings
unless  required  by  the 1940  Act  or  Maryland  law.
Shareholders have certain rights, including  the  right
to  call  an annual meeting upon a vote of 10%  of  the
Corporation's  outstanding shares for  the  purpose  of
voting  to remove one or more directors or to  transact
any   other  business.   The  1940  Act  requires   the
Corporation to assist the shareholders in calling such a meeting.

                INVESTMENT RESTRICTIONS


     The  investment  objective of the  Badgley  Growth
Fund  is  to seek long-term capital appreciation.   The
investment objective of the Badgley Balanced Fund is to seek long-term capital appreciation and income (i.e., risk-adjusted total return). The following are the Funds' fundamental investment restrictions which cannot be changed without the approval of a majority of a Fund's outstanding voting securities. As used herein, a "majority of a Fund's outstanding voting securities" means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or
(ii) more than 50% of the outstanding shares of common stock of the Fund.


Each Fund:

1.   May  not  with respect to 75% of its total assets,
     purchase  the  securities of  any  issuer  (except
     securities  issued  or  guaranteed  by  the   U.S.
     government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   May  (i) borrow money from banks for temporary  or
     emergency purposes (but not for leveraging or  the
     purchase  of  investments)  and  (ii)  make  other
     investments   or  engage  in  other   transactions
     permissible  under the Investment Company  Act  of
     1940,  as  amended  (the "1940  Act"),  which  may
     involve  a borrowing, including borrowing  through
     reverse  repurchase agreements, provided that  the
     combination  of (i) and (ii) shall not  exceed  33
     1/3%  of  the  value  of the Fund's  total  assets
     (including  the amount borrowed), less the  Fund's
     liabilities  (other  than  borrowings).   If   the
     amount borrowed at any time exceeds 33 1/3% of the Fund's total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund's total assets.
     Each Fund may also borrow money from other persons to the extent permitted by applicable law.

3.   May   not  issue  senior  securities,  except   as
     permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the
     "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.   May  not make loans if, as a result, more than  33
     1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     The following are each Fund's non-fundamental operating policies which may be changed by the Board of Directors without shareholder approval.

Each Fund may not:

1.   Sell securities short, unless the Fund owns or has
     the  right to obtain securities equivalent in kind
     and amount to the securities sold short, or unless
     it  covers  such  short sale as  required  by  the
     current rules and positions of the Securities  and
     Exchange Commission (the "SEC") or its staff,  and
     provided  that  transactions in  options,  futures
     contracts, options on futures contracts, or  other
     derivative   instruments   are   not   deemed   to
     constitute selling securities short.

2.   Purchase  securities on margin,  except  that  the
     Fund  may  obtain such short-term credits  as  are
     necessary  for the clearance of transactions;  and
     provided  that margin deposits in connection  with
     futures  contracts, options on futures  contracts,
     or   other   derivative  instruments   shall   not
     constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 10% of its net assets would be invested in illiquid securities.

4.   Purchase  securities of other investment companies
     except  in  compliance  with  the  1940  Act   and
     applicable state law.

5.   Engage   in   futures   or  options   on   futures
     transactions which are impermissible  pursuant  to
     Rule  4.5  under the Commodity Exchange  Act  (the
     "CEA") and, in accordance with Rule 4.5, will  use
     futures or options on futures transactions  solely
     for  bona  fide hedging transactions  (within  the
     meaning of the CEA), provided, however,  that  the
     Fund   may,  in  addition  to  bona  fide  hedging
     transactions, use futures and options  on  futures
     transactions if the aggregate initial  margin  and
     premiums  required  to establish  such  positions,
     less   the  amount  by  which  any  such   options
     positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

6. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7.   Borrow  money except from banks or through reverse
     repurchase  agreements or mortgage  dollar  rolls,
     and   will  not  purchase  securities  when   bank
     borrowings exceed 5% of its total assets.

     Except  for the fundamental investment limitations
listed above and each Fund's investment objective,  the
Funds'  other  investment policies are not  fundamental
and  may  be changed with approval of the Corporation's
Board  of  Directors.   Unless noted  otherwise,  if  a
percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

        IMPLEMENTATION OF INVESTMENT OBJECTIVES

     The    following   information   supplements   the
discussion  of  the  Funds' investment  objectives  and
strategies  described  in  the  Prospectus  under   the
captions  "Investment Objectives" and  "How  the  Funds
Invest."

Illiquid Securities

     Each  Fund  may invest up to 10% of its respective
net  assets  in  illiquid securities (i.e.,  securities
that are not readily marketable).  For purposes of this
restriction, illiquid securities include, but  are  not
limited  to,  restricted  securities  (securities   the
disposition  of which is restricted under  the  federal
securities laws), repurchase agreements with maturities
in  excess of seven days, and other securities that are
not  readily marketable.  The Board of Directors of the
Corporation,   or  its  delegate,  has   the   ultimate
authority to determine, to the extent permissible under
the  federal  securities  laws,  which  securities  are
liquid or illiquid for purposes of this 10% limitation.
Certain  securities exempt from registration or  issued
in  transactions  exempt  from registration  under  the
Securities Act, such as securities that may  be  resold
to  institutional investors under Rule 144A  under  the
Securities   Act,  may  be  considered   liquid   under
guidelines  adopted  by the Board of  Directors.   Each
Fund  may invest up to 5% of its respective net  assets
in  such  securities.  However, investing in securities
which  may  be resold pursuant to Rule 144A  under  the
Securities Act could have the effect of increasing  the
level  of  a  Fund's  illiquidity to  the  extent  that
institutional   investors   become,   for    a    time,
uninterested in purchasing such securities.

     The  Board  of  Directors  has  delegated  to  the
Adviser  the day-to-day determination of the  liquidity
of any security, although it has retained oversight and
ultimate   responsibility  for   such   determinations.
Although no definitive liquidity criteria are used, the
Board of Directors has directed the Adviser to look  to
such  factors  as (i) the nature of the  market  for  a
security  (including the institutional  private  resale
market), (ii) the terms of certain securities or  other
instruments  allowing for the disposition  to  a  third
party  or  the issuer thereof (e.g., certain repurchase
obligations   and   demand  instruments),   (iii)   the
availability of market quotations (e.g., for securities
quoted   in   the  PORTAL  system),  and   (iv)   other
permissible relevant factors.

     Restricted   securities  may  be  sold   only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration  is required, a Fund may be  obligated  to
pay  all  or  part of the registration expenses  and  a
considerable period may elapse between the time of  the
decision to sell and the time the Fund may be permitted
to  sell  a  security  under an effective  registration
statement.   If,  during such a period, adverse  market
conditions  were to develop, the Fund  might  obtain  a
less favorable price than that which prevailed when  it
decided to sell.  Restricted securities will be  priced
at  fair value as determined in good faith by the Board
of   Directors.    If,  through  the  appreciation   of
restricted   securities   or   the   depreciation    of
unrestricted securities, a Fund should be in a position where more than 10% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable (except for Rule 144A securities deemed to be liquid by the Adviser), the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Fixed Income Securities


     Fixed  Income Securities in General.  The  Badgley
Balanced Fund may invest a portion of its assets  in  a
wide  variety  of  fixed  income securities,  including
bonds  and  other  debt securities and  non-convertible
preferred stocks.  Each Fund may hold a limited portion
of its assets (generally not to exceed 15% of its total
assets)  in  short-term money market  securities.   See
"Temporary Strategies."



     Changes in market interest rates affect the  value
of   fixed   income  securities.   If  interest   rates
increase,   the   value  of  fixed  income   securities
generally  decrease.   Similarly,  if  interest   rates
decrease,   the   value  of  fixed  income   securities
generally  increase.   Shares in the  Badgley  Balanced
Fund  are likely to fluctuate in a similar manner.   In
general, the longer the remaining maturity of  a  fixed
income security, the greater its fluctuations in  value
based  on  interest  rate changes.   Longer-term  fixed
income securities generally pay a higher interest rate.
The Badgley Balanced Fund invests in fixed income securities of varying maturities.



     Changes  in the credit quality of the issuer  also
affect  the  value of fixed income securities.   Lower-
rated fixed income securities generally pay a higher interest rate. Although the Badgley Balanced Fund only invests in investment grade debt securities, the value of these securities may decrease due to changes in ratings over time.

     Types  of  Fixed Income Securities.   The  Badgley
Balanced Fund may invest in the following types of fixed income securities:


     * Corporate debt securities, including bonds, debentures and notes;

     *    U.S. government securities;

     *    Mortgage and asset-backed securities;

     *    Preferred stocks;

     *    Convertible securities;

     * Commercial paper (including variable amount master demand notes);

     *    Bank  obligations,  such  as  certificates  of
          deposit,   banker's  acceptances   and   time
          deposits  of  domestic  and  foreign   banks,
          domestic   savings  association   and   their
          subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal
          Deposit Insurance Corporation); and

     *    Repurchase agreements.


     Ratings.   The  Badgley Balanced Fund  will  limit
investments  in fixed income securities to  those  that
are   rated  at  the  time  of  purchase  as  at  least
investment  grade  by  at  least  one  national  rating
organization, such as S&P or Moody's, or,  if  unrated,
are  determined  to  be of equivalent  quality  by  the
Adviser.   Within the investment grade categories,  the
Badgley Balanced Fund will limit its purchases to the following criteria:


     *    U.S. government securities;

     * Bonds or bank obligations rated in one of the three highest categories (e.g., A- or higher by S&P);

     * Short-term notes rated in one of the two highest categories (e.g., SP-2 or higher by S&P);

     *    Commercial    paper    or   short-term    bank
          obligations rated in one of the three highest categories (e.g., A-3 or higher by S&P); and

     *    Repurchase   agreements  involving  investment
          grade fixed income securities.


Investment grade fixed income securities are  generally
believed to have a lower degree of credit risk.   If  a
security's  rating falls below the above criteria,  the
Adviser  will determine what action, if any, should  be
taken  to  ensure compliance with the Badgley  Balanced
Fund's  investment  objective and to  ensure  that  the
Badgley  Balanced Fund will at no time have 5% or  more
of its net assets invested in non-investment grade debt
securities.     Additional    information    concerning
securities ratings is contained in the Appendix.


     Government Securities.  U.S. government securities
are  issued or guaranteed by the U.S. government or its
agencies  or  instrumentalities.  These securities  may
have  different  levels  of government  backing.   U.S.
Treasury  obligations, such as Treasury  bills,  notes,
and  bonds  are backed by the full faith and credit  of
the   U.S.  Treasury.   Some  U.S.  government   agency
securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other
U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S.
government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

     Mortgage-  and Asset-Backed Securities.  Mortgage-
backed   securities   represent  direct   or   indirect
participations in, or are secured by and payable  from,
mortgage  loans secured by real property,  and  include
single-  and
multi-class pass-through  securities  and
collateralized  mortgage obligations.  Such  securities
may be issued or guaranteed by U.S. government agencies
or  instrumentalities, such as the Government  National
Mortgage  Association and the Federal National Mortgage
Association,   or   by   private   issuers,   generally
originators and investors in mortgage loans,  including
savings   associations,  mortgage  bankers,  commercial
banks, investment bankers, and special purpose entities
(collectively,   "private  lenders").   Mortgage-backed
securities  issued by private lenders may be  supported
by  pools  of  mortgage loans or other  mortgage-backed
securities that are guaranteed, directly or indirectly,
by  the  U.S.  government or one  of  its  agencies  or
instrumentalities,  or they may be issued  without  any
governmental  guarantee  of  the  underlying   mortgage
assets but with some form of non-governmental credit enhancement.

     Asset-backed     securities    have     structural
characteristics similar to mortgage-backed  securities.
Asset-backed  debt  obligations  represent  direct   or
indirect  participations in,  or  are  secured  by  and
payable  from, assets such as motor vehicle installment
sales contracts, other installment loan contracts, home
equity loans, leases of various types of property,  and
receivables from credit card or other revolving  credit
arrangements.  The credit quality of most  asset-backed
securities  depends primarily on the credit quality  of
the  assets  underlying such securities, how  well  the
entity  issuing  the  security is  insulated  from  the
credit  risk of the originator or any other  affiliated
entities,  and  the amount and quality  of  any  credit
enhancement    of   the   securities.    Payments    or
distributions of principal and interest on asset-backed
debt  obligations  may be supported by non-governmental
credit   enhancements  including  letters  of   credit,
reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.


     The  rate  of  principal payment on mortgage-  and
asset-backed securities generally depends on  the  rate
of principal payments received on the underlying assets
which  in turn may be effected by a variety of economic
and  other  factors.  As a result,  the  yield  on  any
mortgage-  and  asset-backed security is  difficult  to
predict with precision and actual yield to maturity may
be more or less than the anticipated yield to maturity.
The yield characteristics of mortgage- and asset-backed
securities  differ  from  those  of  traditional   debt
securities.  Among the principal differences  are  that
interest   and   principal  payments  are   made   more
frequently  on  mortgage- and asset-backed  securities,
usually  monthly, and that principal may be prepaid  at
any time because the underlying mortgage loans or other
assets  generally may be prepaid at  any  time.   As  a
result,  if  the Badgley Balanced Fund purchases  these
securities  at  a premium, a prepayment  rate  that  is
faster  than  expected will reduce yield  to  maturity,
while  a  prepayment rate that is slower than  expected
will  have the opposite effect of increasing the  yield
to  maturity.  Conversely, if the Badgley Balanced Fund
purchases  these securities at a discount, a prepayment
rate  that is faster than expected will increase  yield
to  maturity,  while a prepayment rate that  is  slower
than   expected   will   reduce  yield   to   maturity.
Accelerated prepayments on securities purchased by the Badgley Balanced Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. In addition, prepayments typically occur when interest rates are declining. As a result, any debt securities purchased by the Badgley Balanced
Fund with such prepayment proceeds will likely be at a lower interest rate than the original investment.


     While  many  mortgage- and asset-backed securities
are  issued with only one class of security,  many  are
issued  in  more  than one class, each  with  different
payment  terms.   Multiple class mortgage-  and  asset-
backed  securities  are issued for  two  main  reasons.
First,  multiple classes may be used  as  a  method  of
providing   credit  support.   This   is   accomplished
typically through creation of one or more classes whose
right  to  payments on the security is made subordinate
to the right to such payments of the remaining class or
classes.   Second,  multiple  classes  may  permit  the
issuance  of  securities with payment  terms,  interest
rates,  or  other characteristics differing  both  from
those  of  each other and from those of the  underlying
assets.  Examples include so-called "strips" (mortgage-
and  asset-backed securities entitling  the  holder  to
disproportionate   interests  with   respect   to   the
allocation  of  interest and principal  of  the  assets
backing  the  security), and securities with  class  or
classes   having   characteristics  which   mimic   the
characteristics   of  non-mortgage-   or   asset-backed
securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.


     Mortgage-  and asset-backed securities  backed  by
assets, other than as described above, or in which  the
payment  streams on the underlying assets are allocated
in a manner different than those described above may be
issued  in the future.  The Badgley Balanced  Fund  may
invest  in  such  securities  if  such  investment   is
otherwise consistent with its investment objectives, policies and restrictions.

     Convertible Securities.  Each Fund may  invest  in
convertible  securities, which are  bonds,  debentures,
notes,  preferred stocks, or other securities that  may
be  converted into or exchanged for a specified  amount
of  common  stock  of  the same or a  different  issuer
within a particular period of time at a specified price
or formula.  A convertible security entitles the holder
to receive interest normally paid or accrued on debt or
the   dividend  paid  on  preferred  stock  until   the
convertible security matures or is redeemed, converted,
or   exchanged.   Convertible  securities  have  unique
investment  characteristics in that they generally  (i)
have higher yields than common stocks, but lower yields
than  comparable non-convertible securities,  (ii)  are
less   subject  to  fluctuation  in  value   than   the
underlying   stock   since  they  have   fixed   income
characteristics,  and (iii) provide the  potential  for
capital  appreciation  if  the  market  price  of   the
underlying   common  stock  increases.   A  convertible
security may be subject to redemption at the option  of
the  issuer  at a price established in the  convertible
security's  governing  instrument.   If  a  convertible
security  held by a Fund is called for redemption,  the
Fund  will  be required to permit the issuer to  redeem
the  security,  convert it into the  underlying  common
stock,  or sell it to a third party.  The Adviser  will
limit  investments  in convertible debt  securities  to
those  that  are  rated  at the  time  of  purchase  as
investment  grade  by  at  least  one  national  rating
organization, such as S&P or Moody's, or,  if  unrated,
are  determined  to  be of equivalent  quality  by  the
Adviser.   With respect to the Badgley Balanced  Fund's
investments  in  convertible  securities,  the  Badgley
Balanced  Fund  will  only  include  that  portion   of
convertible   senior  securities  with   fixed   income
characteristics  in  computing  whether   the   Badgley
Balanced Fund has at least 25% of its total assets in fixed income convertible securities.



     Variable-   or   Floating-Rate  Securities.    The
Badgley  Balanced  Fund may invest in securities  which
offer   a   variable-  or  floating-rate  of  interest.
Variable-rate   securities   provide   for    automatic
establishment of a new interest rate at fixed intervals
(e.g., daily, monthly, semi-annually, etc.).  Floating-
rate   securities  generally  provide   for   automatic
adjustment of the interest rate whenever some specified
interest  rate  index changes.  The  interest  rate  on
variable-  or  floating-rate securities  is  ordinarily
determined  by  reference to or is a  percentage  of  a
bank's prime rate, the 90-day U.S. Treasury bill  rate,
the   rate  of  return  on  commercial  paper  or  bank
certificates   of  deposit,  an  index  of   short-term
interest rates, or some other objective measure.


     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice, in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.
Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.


     Variable-rate  demand notes include master  demand
notes  which  are obligations that permit  the  Badgley
Balanced Fund to invest fluctuating amounts, which  may
change   daily  without  penalty,  pursuant  to  direct
arrangements  between  the Badgley  Balanced  Fund,  as
lender, and the borrower.  The interest rates on  these
notes fluctuate from time to time.  The issuer of  such
obligations normally has a corresponding right, after a
given   period,   to  prepay  in  its  discretion   the
outstanding  principal amount of the  obligations  plus
accrued  interest  upon  a specified  number  of  days'
notice  to  the  holders  of  such  obligations.    The
interest  rate on a floating-rate demand obligation  is
based  on a known lending rate, such as a bank's  prime
rate, and is adjusted automatically each time such rate
is  adjusted.   The  interest rate on  a  variable-rate
demand   obligation   is  adjusted   automatically   at
specified intervals.  Frequently, such obligations  are
secured  by  letters of credit or other credit  support
arrangements   provided  by   banks.    Because   these
obligations are direct lending arrangements between the
lender  and borrower, it is not contemplated that  such
instruments will generally be traded.  There  generally
is  not  an  established  secondary  market  for  these
obligations,  although  they  are  redeemable  at  face
value.   Accordingly,  where the  obligations  are  not
secured by letters of credit or other credit support arrangements, the Badgley Balanced Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Badgley Balanced Fund may invest in them only if the Adviser determines that at the time of investment other obligations are of comparable quality to the other obligations in which the Badgley
Balanced Fund may invest.



     The  Badgley  Balanced Fund will not  invest  more
than  10%  of its net assets in variable- and floating-
rate demand obligations that are not readily marketable
(a  variable-  or floating-rate demand obligation  that
may  be  disposed of on not more than seven days notice
will  be  deemed  readily marketable and  will  not  be
subject  to this limitation).  See "Investment Policies
and  Techniques -- Illiquid Securities" and "Investment
Restrictions."    In  addition,  each   variable-   and
floating-rate  obligation must meet the credit  quality
requirements  applicable to all  the  Badgley  Balanced
Fund's
investments  at  the time  of  purchase.   When
determining  whether  such  an  obligation  meets   the
Badgley  Balanced  Fund's credit quality  requirements,
the  Badgley  Balanced  Fund may  look  to  the  credit
quality  of the financial guarantor providing a  letter
of  credit  or  other credit support arrangement.   The
Badgley Growth Fund may invest in such securities as described under "Temporary Strategies."


     Repurchase  Agreements.  The Funds may enter  into
repurchase  agreements with certain banks  or  non-bank
dealers.   In  a repurchase agreement, a  Fund  buys  a
security  at  one price, and at the time of  sale,  the
seller  agrees  to  repurchase  the  obligation  at   a
mutually  agreed  upon time and price  (usually  within
seven   days).   The  repurchase  agreement,   thereby,
determines  the  yield during the  purchaser's  holding
period, while the seller's obligation to repurchase  is
secured  by the value of the underlying security.   The
Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate those risks.

Reverse Repurchase Agreements

     The Funds may, with respect to up to 5% of its net
assets, engage in reverse repurchase agreements.  In  a
reverse  repurchase  agreement, a  Fund  would  sell  a
security and enter into an agreement to repurchase  the
security at a specified future date and price.  A  Fund
generally  retains the right to interest and  principal
payments  on the security.  Since a Fund receives  cash
upon  entering into a reverse repurchase agreement,  it
may  be  considered  a  borrowing.   When  required  by
guidelines  of  the  SEC,  the  Fund  will  set   aside
permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

Temporary Strategies

     Prior to investing the proceeds from sale of  Fund
shares  and  to  meet ordinary daily  cash  needs,  the
Adviser may hold cash and/or invest all or a portion of
the  Fund's  assets in money market instruments,  which
are  short-term  fixed  income  securities  issued   by
private  and governmental institutions and may  include
commercial    paper,   short-term    U.S.    government
securities,     repurchase     agreements,     banker's
acceptances, certificates of deposit, time deposits and
other  short-term fixed-income securities.   All  money
market instruments will be rated investment-grade.

Derivative Instruments

     In General.  Although it does not currently intend
to  engage  in derivative transactions, each  Fund  may
invest  up  to  5%  of  its respective  net  assets  in
derivative instruments.  Derivative instruments may  be
used  for  any lawful purpose consistent with a  Fund's
investment objective such as hedging or managing  risk,
but  not  for speculation.  Derivative instruments  are
commonly  defined  to include securities  or  contracts
whose  value depend on (or "derive" from) the value  of
one   or   more   other  assets,  such  as  securities,
currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

     A  derivative instrument generally consists of, is
based  upon,  or  exhibits characteristics  similar  to
options  or  forward  contracts.  Options  and  forward
contracts  are  considered to be  the  basic  "building
blocks"  of  derivatives.  For  example,  forward-based
derivatives include forward contracts, swap  contracts,
as   well  as  exchange-traded  futures.   Option-based
derivatives  include  privately  negotiated,  over-the-
counter (OTC) options (including caps, floors, collars,
and options on forward and swap contracts) and exchange-
traded   options   on  futures.    Diverse   types   of
derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     An option is a contract in which the "holder" (the
buyer)  pays  a certain amount (the "premium")  to  the
"writer" (the seller) to obtain the right, but not  the
obligation,  to buy from the writer (in  a  "call")  or
sell to the writer (in a "put") a specific asset at  an
agreed  upon  price at or before a certain  time.   The
holder pays the premium at inception and has no further
financial  obligation.  The holder of  an  option-based
derivative   generally  will  benefit  from   favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in
the value of the underlying  asset.   The
writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

     A  forward  is  a sales contract between  a  buyer
(holding the "long" position) and a seller (holding the
"short"  position) for an asset with delivery  deferred
until  a future date.  The buyer agrees to pay a  fixed
price  at the agreed future date and the seller  agrees
to deliver the asset.  The seller hopes that the market
price on the delivery date is less than the agreed upon
price,  while  the buyer hopes for the  contrary.   The
change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

     Hedging.  A Fund may use derivative instruments to
protect against possible adverse changes in the  market
value  of securities held in, or are anticipated to  be
held in, the Fund's portfolio.  Derivatives may also be
used   by   a  Fund  to  "lock-in"  its  realized   but
unrecognized  gains  in  the  value  of  its  portfolio
securities.   Hedging strategies,  if  successful,  can
reduce   the  risk  of  loss  by  wholly  or  partially
offsetting  the  negative effect of  unfavorable  price
movements  in  the investments being hedged.   However,
hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     Managing  Risk.   A Fund may also  use  derivative
instruments   to  manage  the  risks  of   the   Fund's
portfolio.  Risk management strategies include, but are
not  limited  to,  facilitating the sale  of  portfolio
securities, managing the effective maturity or duration
of debt obligations in a Fund's portfolio, establishing
a  position  in the derivatives markets as a substitute
for  buying or selling certain securities, or  creating
or  altering exposure to certain asset classes, such as
equity,  debt,  and  foreign securities.   The  use  of
derivative instruments may provide a less expensive, more expedient or more specifically focused way for a Fund to invest than "traditional" securities (i.e., stocks or bonds) would.

     Exchange    or   OTC   Derivatives.     Derivative
instruments  may be exchange-traded or  traded  in  OTC
transactions  between private parties.  Exchange-traded
derivatives   are  standardized  options  and   futures
contracts  traded  in an auction  on  the  floor  of  a
regulated  exchange.  Exchange contracts are  generally
liquid.  The exchange clearinghouse is the counterparty
of  every  contract.  Thus, each holder of an  exchange
contract  bears  the credit risk of  the  clearinghouse
(and  has the benefit of its financial strength) rather
than  that  of  a  particular counterparty.   Over-the-
counter transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

     Risks  and  Special Considerations.   The  use  of
derivative  instruments  involves  risks  and   special
considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

     (1)  Market Risk.  The primary risk of derivatives
is  the  same  as  the  risk of the underlying  assets;
namely, that the value of the underlying asset  may  go
up  or  down.   Adverse movements in the  value  of  an
underlying   asset  can  expose  a  Fund   to   losses.
Derivative instruments may include elements of leverage
and,  accordingly, the fluctuation of the value of  the
derivative  instrument in relation  to  the  underlying
asset   may  be  magnified.   The  successful  use   of
derivative  instruments  depends  upon  a  variety   of
factors, particularly the Adviser's ability to  predict
movements   of   the   securities,   currencies,    and
commodities  markets, which requires  different  skills
than  predicting  changes in the prices  of  individual
securities.   There  can  be  no  assurance  that   any
particular  strategy adopted will succeed.  A  decision
to  engage in a derivative transaction will reflect the
Adviser's judgment that the derivative transaction will
provide value to the Fund and its shareholders  and  is
consistent   with  the  Fund's  objectives,  investment
limitations, and operating policies.  In making such  a
judgment,  the  Adviser will analyze the  benefits  and
risks  of the derivative transaction and weigh them  in
the   context  of  the  Fund's  entire  portfolio   and
investment objective.

     (2)   Credit Risk.  A Fund will be subject to  the
risk  that  a loss may be sustained by the  Fund  as  a
result of the failure of a counterparty to comply  with
the terms of a derivative instrument.  The counterparty
risk  for  exchange-traded  derivative  instruments  is
generally  less  than for privately-negotiated  or  OTC
derivative  instruments,  since  generally  a  clearing
agency,  which  is the issuer or counterparty  to  each
exchange-traded  instrument, provides  a  guarantee  of
performance.    For  privately-negotiated  instruments,
there is no similar clearing agency guarantee.  In  all
transactions,  a  Fund  will bear  the  risk  that  the
counterparty will default, and this could result  in  a
loss   of   the  expected  benefit  of  the  derivative
transaction and possibly other losses to the  Fund.   A
Fund   will   enter  into  transactions  in
derivative instruments  only with  counterparties  that
the   Adviser  reasonably  believes  are   capable   of
performing under the contract.

     (3)    Correlation   Risk.   When   a   derivative
transaction   is  used  to  completely  hedge   another
position,  changes in the market value of the  combined
position  (the derivative instrument plus the  position
being  hedged)  result  from an  imperfect  correlation
between  the  price movements of the  two  instruments.
With  a  perfect  hedge,  the  value  of  the  combined
position remains unchanged for any change in the  price
of  the underlying asset.  With an imperfect hedge, the
value  of  the derivative instrument and its hedge  are
not perfectly correlated.  Correlation risk is the risk
that  there might be imperfect correlation, or even  no
correlation,  between price movements of an  instrument
and  price movements of investments being hedged.   For
example,  if the value of a derivative instrument  used
in a short hedge (such as writing a call option, buying
a  put option, or selling a futures contract) increased
by  less  than  the  decline in  value  of  the  hedged
investments,   the   hedge  would  not   be   perfectly
correlated.  Such a lack of correlation might occur due
to  factors  unrelated to the value of the  investments
being hedged, such as speculative or other pressures on
the markets in which these instruments are traded.  The
effectiveness  of hedges using instruments  on  indices
will  depend,  in  part, on the degree  of  correlation
between   price  movements  in  the  index  and   price
movements in the investments being hedged.

     (4)  Liquidity Risk.  Derivatives are also subject
to  liquidity risk.  Liquidity risk is the risk that  a
derivative  instrument cannot be sold, closed  out,  or
replaced  quickly at or very close to  its  fundamental
value.   Generally, exchange contracts are very  liquid
because  the exchange clearinghouse is the counterparty
of  every  contract.  OTC transactions are less  liquid
than  exchange-traded derivatives since they often  can
only  be  closed  out  with  the  other  party  to  the
transaction.   A Fund might be required  by  applicable
regulatory  requirement to maintain assets as  "cover,"
maintain   segregated  accounts,  and/or  make   margin
payments   when   it  takes  positions  in   derivative
instruments  involving  obligations  to  third  parties
(i.e., instruments other than purchased options).  If a
Fund  is  unable  to  close out its positions  in  such
instruments,  it  might  be  required  to  continue  to
maintain  such assets or accounts or make such payments
until the position expired, matured, or is closed  out.
The  requirements might impair a Fund's ability to sell
a  portfolio security or make an investment at  a  time
when  it  would otherwise be favorable  to  do  so,  or
require  that the Fund sell a portfolio security  at  a
disadvantageous  time.  A Fund's  ability  to  sell  or
close  out  a  position  in  an  instrument  prior   to
expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.
Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

     (5)   Legal Risk.  Legal risk is the risk of  loss
caused  by  the  legal unenforceability  of  a  party's
obligations  under  the  derivative.   While  a   party
seeking   price  certainty  agrees  to  surrender   the
potential  upside in exchange for downside  protection,
the  party  taking the risk is looking for  a  positive
payoff.   Despite this voluntary assumption of risk,  a
counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

     (6)     Systemic   or   "Interconnection"    Risk.
Interconnection risk is the risk that a  disruption  in
the  financial markets will cause difficulties for  all
market  participants.  In other words, a disruption  in
one  market will spill over into other markets, perhaps
creating a chain reaction.  Much of the OTC derivatives
market  takes  place among the OTC dealers  themselves,
thus  creating a large interconnected web of  financial
obligations.    This  interconnectedness   raises   the
possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

     General   Limitations.   The  use  of   derivative
instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures
Trading Commission ("CFTC").

     The  Corporation has filed a notice of eligibility
for   exclusion  from  the  definition  of   the   term
"commodity  pool  operator"  with  the  CFTC  and   the
National Futures Association, which regulate trading in
the  futures markets.  In accordance with Rule  4.5  of
the   regulations  under  the  CEA,   the   notice   of
eligibility for the Funds includes representations that
each  Fund  will  use  futures  contracts  and  related
options  solely  for bona fide hedging purposes  within
the  meaning of CFTC regulations, provided that a  Fund
may  hold  other  positions in  futures  contracts  and
related  options that do not qualify  as  a  bona  fide
hedging  position  if  the  aggregate  initial   margin
deposits  and  premiums
required   to  establish   these  positions,  less  the
amount  by  which  any  such   futures  contracts   and
related options positions  are  "in  the money," do not
exceed 5%  of the  Fund's  net assets.   To the  extent
the Fund were to engage in derivative transactions, it will limit such transactions to no more than 5% of its net assets.

     The  SEC  has identified certain trading practices
involving  derivative  instruments  that  involve   the
potential  for leveraging a Fund's assets in  a  manner
that  raises  issues under the 1940 Act.  In  order  to
limit  the  potential for the leveraging  of  a  Fund's
assets,  as  defined under the 1940 Act,  the  SEC  has
stated  that a Fund may use coverage or the segregation
of  a  Fund's  assets.  The Funds will also  set  aside
permissible  liquid  assets in a  segregated  custodial
account   if  required  to  do  so  by  SEC  and   CFTC
regulations.   Assets  used  as  cover  or  held  in  a
segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In  some  cases a Fund may be required to maintain
or  limit  exposure  to a specified percentage  of  its
assets  to  a  particular asset class.  In such  cases,
when a Fund uses a derivative instrument to increase or
decrease exposure to an asset class and is required  by
applicable SEC guidelines to set aside liquid assets in
a  segregated  account to secure its obligations  under
the  derivative  instruments, the  Adviser  may,  where
reasonable  in  light  of  the  circumstances,  measure
compliance with the applicable percentage by  reference
to  the nature of the economic exposure created through
the  use  of  the  derivative  instrument  and  not  by
reference  to  the nature of the exposure arising  from
the  assets set aside in the segregated account (unless
another   interpretation  is  specified  by  applicable
regulatory requirements).

     Options.   A  Fund may use options for any  lawful
purpose consistent with the Fund's investment objective
such   as   hedging  or  managing  risk  but  not   for
speculation.   An  option is a contract  in  which  the
"holder"  (the  buyer)  pays  a  certain  amount   (the
"premium")  to the "writer" (the seller) to obtain  the
right,  but not the obligation, to buy from the  writer
(in  a  "call") or sell to the writer (in  a  "put")  a
specific  asset  at an agreed upon price  (the  "strike
price" or "exercise price") at or before a certain time
(the  "expiration date").  The holder pays the  premium
at  inception and has no further financial  obligation.
The  holder  of  an option will benefit from  favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer  of an option will receive fees or premiums  but
is exposed to losses due to changes in the value of the
underlying asset.  A Fund may purchase (buy)  or  write
(sell)  put  and  call  options  on  assets,  such   as
securities,  currencies, commodities,  and  indices  of
debt  and  equity securities ("underlying assets")  and
enter  into closing transactions with respect  to  such
options  to  terminate an existing  position.   Options
used by the Funds may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     Each Fund may purchase (buy) and write (sell)  put
and  call  options and enter into closing  transactions
with  respect to such options to terminate an  existing
position.   The purchase of call options  serves  as  a
long hedge, and the purchase of put options serves as a
short hedge.  Writing put or call options can enable  a
Fund  to enhance income by reason of the premiums  paid
by the purchaser of such options.  Writing call options
serves as a limited short hedge because declines in the
value  of the hedged investment would be offset to  the
extent  of the premium received for writing the option.
However, if the security appreciates to a price  higher
than  the exercise price of the call option, it can  be
expected that the option will be exercised and the Fund
will be obligated to sell the security at less than its
market  value  or  will be obligated  to  purchase  the
security  at  a price greater than that  at  which  the
security  must  be  sold under the option.   All  or  a
portion  of  any assets used as cover for  OTC  options
written by a Fund would be considered illiquid  to  the
extent   described  under  "Investment   Policies   and
Techniques Illiquid Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     A  Fund  may  effectively terminate its  right  or
obligation under an option by entering into  a  closing
transaction.   For  example, a Fund may  terminate  its
obligation  under  a  call or put option  that  it  had
written  by purchasing an identical call or put option;
this  is  known  as  a  closing  purchase  transaction.
Conversely, a Fund may terminate a position in a put or
call  option  it had purchased by writing an  identical
put  or  call  option; this is known as a closing  sale
transaction.   Closing transactions permit  a  Fund  to
realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The  Funds  may  purchase or write both  exchange-
traded  and  OTC options.  Exchange-traded options  are
issued  by a clearing organization affiliated with  the
exchange on which the option is listed that, in effect,
guarantees  completion of every exchange-traded  option
transaction.   In contrast, OTC options  are  contracts
between  a  Fund and the other party to the transaction
("counterparty")  (usually a  securities  dealer  or  a
bank)  with no clearing organization guarantee.   Thus,
when a Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option.
Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A  Fund's  ability  to  establish  and  close  out
positions  in  exchange-listed options depends  on  the
existence  of  a liquid market.  Each Fund  intends  to
purchase  or  write only those exchange-traded  options
for  which  there  appears to  be  a  liquid  secondary
market.  However, there can be no assurance that such a
market  will  exist  at any particular  time.   Closing
transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Funds may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

     The  writing and purchasing of options is a highly
specialized    activity   that   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging.

     Spread   Transactions.   A  Fund  may  use  spread
transactions for any lawful purpose consistent with the
Fund's investment objective such as hedging or managing
risk,  but  not for speculation.  A Fund  may  purchase
covered  spread options from securities dealers.   Such
covered  spread  options  are not  presently  exchange-
listed  or exchange-traded.  The purchase of  a  spread
option  gives  a  Fund the right to  put,  or  sell,  a
security that it owns at a fixed dollar spread or fixed
yield  spread in relationship to another security  that
the  Fund  does  not  own,  but  which  is  used  as  a
benchmark.   The  risk to a Fund in purchasing  covered
spread options is the cost of the premium paid for  the
spread  option and any transaction costs.  In addition,
there is no assurance that closing transactions will be
available.  The purchase of spread options will be used
to protect a Fund against adverse changes in prevailing
credit  quality spreads, i.e., the yield spread between
high   quality  and  lower  quality  securities.   Such
protection is only provided during the life of the spread option.

     Futures   Contracts.   A  Fund  may  use   futures
contracts  for any lawful purpose consistent  with  the
Fund's   investment  objective  such  as  hedging   and
managing  risk  but not for speculation.   A  Fund  may
enter  into futures contracts, including interest rate,
index,  and  currency  futures.   Each  Fund  may  also
purchase  put and call options, and write  covered  put
and call options, on futures in which it is allowed  to
invest.   The  purchase  of  futures  or  call  options
thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Funds' hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices.

     To  the extent required by regulatory authorities,
the  Funds  may enter into futures contracts  that  are
traded   on   national  futures   exchanges   and   are
standardized   as  to  maturity  date  and   underlying
financial  instrument.  Futures exchanges  and  trading
are  regulated  under the CEA by  the  CFTC.   Although
techniques  other than sales and purchases  of  futures
contracts could be used to reduce a Fund's exposure  to
market, currency, or interest rate fluctuations, a Fund
may  be able to hedge its exposure more effectively and
perhaps   at   a  lower  cost  through  using   futures
contracts.

     An interest rate futures contract provides for the
future sale by one party and purchase by another  party
of   a   specified  amount  of  a  specific   financial
instrument  (e.g.,  debt security) or  currency  for  a
specified price at a designated date, time, and  place.
An  index futures contract is an agreement pursuant  to
which the parties agree to take or make delivery of  an
amount  of  cash  equal to the difference  between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
futures  contract was originally written.   Transaction
costs are incurred when a futures contract is bought or
sold and margin deposits must be maintained.  A futures
contract  may be satisfied by delivery or purchase,  as
the  case may be, of the instrument or the currency  or
by  payment  of  the change in the cash  value  of  the
index.  More commonly, futures contracts are closed out
prior  to  delivery  by  entering  into  an  offsetting
transaction  in a matching futures contract.   Although
the  value of an index might be a function of the value
of  certain specified securities, no physical  delivery
of   those  securities  is  made.   If  the  offsetting
purchase price is less than the original sale price,  a
Fund realizes a gain; if it is more, a Fund realizes  a
loss.  Conversely, if the offsetting sale price is more
than  the  original purchase price, a Fund  realizes  a
gain;  if  it  is less, a Fund realizes  a  loss.   The
transaction  costs  must  also  be  included  in  these
calculations.  There can be no assurance, however, that
a  Fund  will  be  able  to enter  into  an  offsetting
transaction  with  respect  to  a  particular   futures
contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No  price is paid by a Fund upon entering  into  a
futures  contract.   Instead, at  the  inception  of  a
futures  contract, a Fund is required to deposit  in  a
segregated account with its custodian, in the  name  of
the  futures  broker through whom the  transaction  was
effected,  "initial margin," consisting of  cash,  U.S.
government securities or other liquid, high-grade  debt
obligations,  in an amount generally equal  to  10%  or
less  of  the  contract value.   Margin  must  also  be
deposited  when  writing a call  or  put  option  on  a
futures   contract,  in  accordance   with   applicable
exchange    rules.    Unlike   margin   in   securities
transaction,  initial margin on futures contracts  does
not  represent a borrowing, but rather is in the nature
of  a  performance bond or good-faith deposit  that  is
returned   to  a  Fund  at  the  termination   of   the
transaction  if all contractual obligations  have  been
satisfied.   Under  certain  circumstances,   such   as
periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to
and  from the futures broker daily as the value of  the
futures position varies, a process known as "marking to
market."   Variation margin does not involve borrowing,
but  rather represents a daily settlement of  a  Fund's
obligations to or from a futures broker.  When  a  Fund
purchases an option on a future, the premium paid  plus
transaction costs is all that is at risk.  In contrast,
when  a  Fund purchases or sells a futures contract  or
writes  a call or put option thereon, it is subject  to
daily  variation margin calls that could be substantial
in the event of adverse price movements.  If a Fund has
insufficient  cash  to  meet  daily  variation   margin
requirements,  it might need to sell  securities  at  a
time  when  such sales are disadvantageous.  Purchasers
and sellers of futures positions and options on futures
can  enter  into  offsetting  closing  transactions  by
selling  or  purchasing,  respectively,  an  instrument
identical to the instrument held or written.  Positions
in futures and options on futures may be closed only on
an exchange or board of trade that provides a secondary
market.    The  Funds  intend  to  enter  into  futures
transactions only on exchanges or boards of trade where
there   appears  to  be  a  liquid  secondary   market.
However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

     Certain  characteristics  of  the  futures  market
might increase the risk that movements in the prices of
futures contracts or options on futures contracts might
not correlate perfectly with movements in the prices of
the   investments  being  hedged.   For  example,   all
participants  in  the futures and  options  on  futures
contracts markets are subject to daily variation margin
calls  and  might be compelled to liquidate futures  or
options on futures contracts positions whose prices are
moving  unfavorably to avoid being subject  to  further
calls.   These  liquidations could increase  the  price
volatility  of the instruments and distort  the  normal
price  relationship between the futures or options  and
the  investments  being hedged.  Also, because  initial
margin deposit requirements in the futures markets  are
less onerous than margin requirements in the securities
markets,  there  might  be increased  participation  by
speculators  in the future markets.  This participation
also  might  cause  temporary  price  distortions.   In
addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

     Foreign  Currencies.  The Funds may  purchase  and
sell  foreign  currency on a spot basis,  and  may  use
currency-related   derivatives  instruments   such   as
options  on  foreign  currencies,  futures  on  foreign
currencies,  options on futures on  foreign  currencies
and forward currency contracts (i.e., an obligation  to
purchase  or  sell a specific currency at  a  specified
future date, which may be any fixed number of days from
the  contract  date agreed upon by the  parties,  at  a
price  set  at the time the contract is entered  into).
The  Funds may use these instruments for hedging or any
other  lawful purpose consistent with their  respective
investment  objectives, including transaction  hedging,
anticipatory hedging, cross hedging, proxy hedging, and
position  hedging.  The Funds' use of  currency-related
derivative  instruments will be directly related  to  a
Fund's current or anticipated portfolio securities, and
the  Funds  may  engage  in transactions  in  currency-
related  derivative instruments as a means  to  protect
against  some or all of the effects of adverse  changes
in  foreign currency exchange rates on their  portfolio
investments.  In general, if the currency  in  which  a
portfolio investment is denominated appreciates against
the  U.S. dollar, the dollar value of the security will
increase.   Conversely, a decline in the exchange  rate
of the currency would adversely effect the value of the portfolio investment expressed in U.S. dollars.

     For  example,  a  Fund might use  currency-related
derivative instruments to "lock in" a U.S. dollar price
for  a portfolio investment, thereby enabling the  Fund
to  protect  itself against a possible  loss  resulting
from an adverse change in the relationship between  the
U.S. dollar and the subject foreign currency during the
period  between the date the security is  purchased  or
sold and the date on which payment is made or received.
A  Fund  also  might  use  currency-related  derivative
instruments when the Adviser believes that one currency
may  experience a substantial movement against  another
currency,  including the U.S. dollar, and  it  may  use
currency-related derivative instruments to sell or  buy
the    amount   of   the   former   foreign   currency,
approximating  the value of some or all of  the  Fund's
portfolio   securities  denominated  in  such   foreign
currency.  Alternatively, where appropriate, a Fund may
use  currency-related derivative instruments  to  hedge
all  or  part of its foreign currency exposure  through
the  use  of a basket of currencies or a proxy currency
where  such currency or currencies act as an  effective
proxy  for  other currencies.  The use of  this  basket
hedging  technique may be more efficient and economical
than   using   separate   currency-related   derivative
instruments  for  each currency exposure  held  by  the
Fund.     Furthermore,   currency-related    derivative
instruments may be used for short hedges -- for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     In  addition,  a  Fund may use a  currency-related
derivative  instrument  to shift  exposure  to  foreign
currency  fluctuations  from  one  foreign  country  to
another foreign country where the Adviser believes that
the foreign currency exposure purchased will appreciate
relative to the U.S. dollar and thus better protect the
Fund  against  the  expected  decline  in  the  foreign
currency  exposure sold.  For example, if a  Fund  owns
securities  denominated in a foreign currency  and  the
Adviser  believes that currency will decline, it  might
enter  into  a forward contract to sell an  appropriate
amount  of the first foreign currency, with payment  to
be  made  in a second foreign currency that the Adviser
believes  would  better protect the  Fund  against  the
decline in the first security than would a U.S.  dollar
exposure.   Hedging
transactions     that       use         two     foreign
currencies are sometimes referred to as "cross hedges."
The   effective  use  of  currency-related   derivative
instruments  by  a Fund in a cross hedge  is  dependent
upon  a correlation between price movements of the  two
currency   instruments  and  the  underlying   security
involved,  and the use of two currencies magnifies  the
risk that movements in the price of one instrument  may
not  correlate  or may correlate unfavorably  with  the
foreign   currency  being  hedged.   Such  a  lack   of
correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     A Fund also might seek to hedge against changes in
the  value  of  a particular currency when  no  hedging
instruments  on  that currency are  available  or  such
hedging  instruments  are more expensive  than  certain
other hedging instruments.  In such cases, the Fund may
hedge  against  price  movements in  that  currency  by
entering   into   transactions  using  currency-related
derivative instruments on another foreign currency or a
basket  of currencies, the values of which the  Adviser
believes   will   have  a  high  degree   of   positive
correlation to the value of the currency being  hedged.
The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The use of currency-related derivative instruments
by  a  Fund involves a number of risks.  The  value  of
currency-related derivative instruments depends on  the
value  of the underlying currency relative to the  U.S.
dollar.     Because   foreign   currency   transactions
occurring   in  the  interbank  market  might   involve
substantially larger amounts than those involved in the
use  of  such derivative instruments, a Fund  could  be
disadvantaged by having to deal in the odd  lot  market
(generally consisting of transactions of less  than  $1
million) for the underlying foreign currencies at prices that are less favorable than for round lots
(generally consisting of transactions of greater than $1 million).

     There  is  no  systematic reporting of  last  sale
information   for   currencies   or   any    regulatory
requirement  that quotations available through  dealers
or  other market sources be firm or revised on a timely
basis.     Quotation    information    generally     is
representative  of  very  large  transactions  in   the
interbank  market  and thus might not  reflect  odd-lot
transactions where rates might be less favorable.   The
interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

     Settlement  of  transactions  in  currency-related
derivative instruments might be required to take  place
within  the  country  issuing the underlying  currency.
Thus,  a  Fund  might be required  to  accept  or  make
delivery   of   the  underlying  foreign  currency   in
accordance   with  any  U.S.  or  foreign   regulations
regarding   the   maintenance   of   foreign    banking
arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     When a Fund engages in a transaction in a currency-
related  derivative  instrument,  it  relies   on   the
counterparty to make or take delivery of the underlying
currency  at the maturity of the contract or  otherwise
complete  the contract.  In other words, the Fund  will
be subject to the risk that it may sustain a loss as  a
result  of  the failure of the counterparty  to  comply
with  the  terms of the transaction.  The  counterparty
risk  for exchange-traded instruments is generally less
than   for   privately-negotiated   or   OTC   currency
instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.
The Funds will enter into transactions in currency-related derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     Purchasers   and   sellers   of   currency-related
derivative   instruments  may  enter  into   offsetting
closing   transactions   by  selling   or   purchasing,
respectively, an instrument identical to the instrument
purchased or sold.  Secondary markets generally do  not
exist  for forward currency contracts, with the  result
that  closing transactions generally can  be  made  for
forward currency contracts only by negotiating directly
with the counterparty.  Thus, there can be no assurance
that  a  Fund  will, in fact, be able to  close  out  a
forward  currency  contract  (or  any  other  currency-
related  derivative instrument) at  a  time  and  price
favorable  to the Fund.  In addition, in the  event  of
insolvency of the counterparty, a Fund might be  unable
to  close  out a forward currency contract at any  time
prior  to  maturity.  In the case of an exchange-traded
instrument,  a Fund will be able to close the  position
out only on an exchange which provides a market for the
instruments.   The ability to establish and  close  out
positions  on an exchange is subject to the maintenance
of  a liquid market, and there can be no assurance that
a  liquid market will exist for any instrument  at  any
specific  time.   In the case of a privately-negotiated
instrument, a Fund will be able to realize the value of
the   instrument  only  by  entering  into  a   closing
transaction  with the issuer or finding a  third  party
buyer  for the instrument.  While the Funds will  enter
into   privately-negotiated  transactions   only   with
entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Funds will, in fact, be able to enter into such closing transactions.

     The    precise    matching   of   currency-related
derivative  instrument amounts and  the  value  of  the
portfolio  securities involved generally  will  not  be
possible because the value of such securities, measured
in the foreign currency, will change after the currency-
related   derivative  instrument  position   has   been
established.   Thus, a Fund might need to  purchase  or
sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Permissible foreign currency options will  include
options  traded primarily in the OTC market.   Although
options on foreign currencies are traded primarily in the OTC market, the Funds will normally purchase or sell OTC options on foreign currency only when the Adviser reasonably believes a liquid secondary market will exist for a particular option at any specific time.

     There  will be a cost to the Funds of engaging  in
transactions in currency-related derivative instruments
that  will  vary with factors such as the  contract  or
currency  involved, the length of the  contract  period
and  the  market  conditions then prevailing.   A  Fund
using  these  instruments may have  to  pay  a  fee  or
commission  or,  in  cases where  the  instruments  are
entered  into  on  a principal basis, foreign  exchange
dealers  or other counterparties will realize a  profit
based  on the difference ("spread") between the  prices
at   which   they   are  buying  and  selling   various
currencies. Thus, for example, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     When  required  by the SEC guidelines,  the  Funds
will  set aside permissible liquid assets in segregated
accounts  or otherwise cover their respective potential
obligations    under    currency-related    derivatives
instruments. To the extent a Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of a Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     The  Adviser's decision to engage in a transaction
in  a particular currency-related derivative instrument
will   reflect   the   Adviser's  judgment   that   the
transaction  will  provide value to the  Fund  and  its
shareholders   and  is  consistent  with   the   Fund's
objectives  and policies.  In making such  a  judgment,
the  Adviser will analyze the benefits and risks of the
transaction and weigh them in the context of the Fund's
entire portfolio and objectives.  The effectiveness  of
any   transaction  in  a  currency-related   derivative
instrument  is  dependent  on  a  variety  of  factors,
including   the   Adviser's  skill  in  analyzing   and
predicting  currency  values  and  upon  a  correlation
between price movements of the currency instrument  and
the  underlying  security.  There  might  be  imperfect
correlation,  or  even  no correlation,  between  price
movements  of  an  instrument and  price  movements  of
investments  being hedged.  Such a lack of  correlation
might  occur due to factors unrelated to the  value  of
the  investments being hedged, such as  speculative  or
other   pressures  on  the  markets  in   which   these
instruments are traded.  In addition, a Fund's  use  of
currency-related  derivative  instruments   is   always
subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

     The  Funds' dealing in currency-related derivative
instruments   will   generally  be   limited   to   the
transactions  described  above.   However,  the   Funds
reserve  the  right to use currency-related derivatives
instruments for different purposes and under  different
circumstances.  Of course, the Funds are  not  required
to  use  currency-related derivatives  instruments  and
will  not  do  so  unless  deemed  appropriate  by  the
Adviser.  It should also be realized that use of  these
instruments  does  not eliminate, or  protect  against,
price  movements  in  the Funds'  securities  that  are
attributable  to  other  (i.e.,  non-currency  related)
causes.   Moreover,  while the use of  currency-related
derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

     Swap   Agreements.   The  Funds  may  enter   into
interest rate, securities index, commodity, or security
and  currency  exchange rate swap  agreements  for  any
lawful  purpose consistent with each Fund's  investment
objective,  such  as for the purpose of  attempting  to
obtain  or  preserve  a particular  desired  return  or
spread at a lower cost to the Fund than if the Fund had
invested  directly in an instrument that  yielded  that
desired  return  or spread.  The Funds may  also  enter
into  swaps in order to protect against an increase  in
the  price of, or the currency exchange rate applicable
to,  securities  that the particular  Fund  anticipates
purchasing at a later date.  Swap agreements  are  two-
party contracts entered into primarily by institutional
investors  for  periods ranging from  a  few  weeks  to
several  years.  In a standard "swap" transaction,  two
parties agree to exchange the returns (or differentials
in  rates  of return) earned or realized on  particular
predetermined  investments or instruments.   The  gross
returns  to  be  exchanged  or  "swapped"  between  the
parties  are  calculated with respect  to  a  "notional
amount," i.e., the return on or increase in value of  a
particular  dollar  amount  invested  at  a  particular
interest rate, in a particular foreign currency, or  in
a  "basket"  of  securities representing  a  particular
index.  Swap agreements may include interest rate caps,
under  which, in return for a premium, one party agrees
to  make  payments  to the other  to  the  extent  that
interest  rates  exceed  a specified  rate,  or  "cap;"
interest  rate  floors, under which, in  return  for  a
premium, one party agrees to make payments to the other
to  the  extent  that  interest  rates  fall  below   a
specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     The "notional amount" of the swap agreement is the
agreed upon basis for calculating the obligations  that
the  parties  to  a  swap  agreement  have  agreed   to
exchange.  Under most swap agreements entered into by a
Fund, the obligations of the parties would be exchanged
on  a  "net  basis."  Consequently, a Fund's obligation
(or  rights)  under a swap agreement will generally  be
equal  only  to the net amount to be paid  or  received
under the agreement based on the relative values of the
positions held by each party to the agreement (the "net
amount").   A Fund's obligation under a swap  agreement
will  be accrued daily (offset against amounts owed  to
the  Fund) and any accrued but unpaid net amounts  owed
to   a  swap  counterparty  will  be  covered  by   the
maintenance   of   a   segregated   account   generally
consisting of liquid assets.

     Whether  a Fund's use of swap agreements  will  be
successful in furthering its investment objective  will
depend,  in  part, on the Adviser's ability to  predict
correctly  whether  certain types  of  investments  are
likely   to   produce   greater  returns   than   other
investments.  Swap agreements may be considered  to  be
illiquid.  Moreover, a Fund bears the risk of  loss  of
the  amount  expected  to  be  received  under  a  swap
agreement in the event of the default or bankruptcy  of
a  swap  agreement counterparty.  Certain  restrictions
imposed  on the Funds by the Internal Revenue Code  may
limit  the Funds' ability to use swap agreements.   The
swaps market is largely unregulated.

     The  Funds  will enter swap agreements  only  with
counterparties that the Adviser reasonably believes are
capable  of  performing under the swap agreements.   If
there  is  a  default  by the other  party  to  such  a
transaction,  a  Fund  will  have  to   rely   on   its
contractual   remedies  (which  may   be   limited   by
bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Additional  Derivative Instruments and Strategies.
In   addition   to   the  derivative  instruments   and
strategies  described  above, the  Adviser  expects  to
discover  additional derivative instruments  and  other
hedging or risk management techniques.  The Adviser may
utilize these new derivative instruments and techniques
to  the  extent that they are consistent with a  Fund's
investment  objective  and  permitted  by  the   Fund's
investment   limitations,   operating   policies,   and
applicable regulatory authorities.

Depositary Receipts

     Each  Fund may invest up to 15% of its net  assets
in   foreign   securities   by  purchasing   depositary
receipts,   including   American  Depositary   Receipts
("ADRs")  and European Depositary Receipts ("EDRs")  or
other securities convertible into securities or issuers
based  in foreign countries.  These securities may  not
necessarily be denominated in the same currency as  the
securities   into   which  they   may   be   converted.
Generally, ADRs, in registered form, are denominated in
U.S.  dollars  and are designed for  use  in  the  U.S.
securities markets, while EDRs, in bearer form, may  be
denominated  in other currencies and are  designed  for
use  in European securities markets.  ADRs are receipts
typically  issued  by  a  U.S. Bank  or  trust  company
evidencing  ownership  of  the  underlying  securities.
EDRs   are  European  receipts  evidencing  a   similar
arrangement.   For  purposes  of  a  Fund's  investment
policies,  ADRs and EDRs
are deemed to  have  the  same classification   as  the
underlying  securities   they represent.  Thus, an  ADR
or EDR representing ownership of common stock will be treated as common stock.

     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices of market participants.  For example, a  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under its contractual arrangements
with   the   issuer,   including   reliable   financial
statements.    Under  the  terms  of   most   sponsored
arrangements, depositories agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

     Investments  in  securities  of  foreign   issuers
involve risks which are in addition to the usual  risks
inherent  in  domestic investments.  In many  countries
there  is  less  publicly available  information  about
issuers  than is available in the reports  and  ratings
published   about  companies  in  the  United   States.
Additionally,  foreign countries  are  not  subject  to
uniform  accounting,  auditing and financial  reporting
standards.  Other risks inherent in foreign investments
include     expropriation;    confiscatory    taxation;
withholding  taxes  on  dividends  or  interest;   less
extensive  regulation  of foreign  brokers,  securities
markets,  and  issuers; costs incurred  in  conversions
between  currencies; possible delays in  settlement  in
foreign securities markets; limitations on the  use  or
transfer of assets (including suspension of the ability
to   transfer  currency  from  a  given  country);  the
difficulty of enforcing obligations in other countries;
diplomatic  developments;  and  political   or   social
instability.  Foreign economies may differ favorably or
unfavorably  from the U.S. economy in various  respects
and  many foreign securities are less liquid and  their
prices   are   more   volatile  than  comparable   U.S.
securities.   From time to time foreign securities  may
be difficult to liquidate rapidly without adverse price
effects.    Certain  costs  attributable   to   foreign
investing, such as custody charges and brokerage costs,
may  be  higher  than  those attributable  to  domestic
investment.   The value of a Fund's assets  denominated
in  foreign  currencies will increase  or  decrease  in
response to fluctuations in the value of those  foreign
currencies  relative  to  the  U.S.  dollar.   Currency
exchange rates can be volatile at times in response  to
supply  and  demand  in the currency exchange  markets,
international   balances   of  payments,   governmental
intervention,  speculation  and  other  political   and
economic conditions.

Foreign Investment Companies

     The  Funds  may  invest, to a limited  extent,  in
foreign investment companies.  Some of the countries in
which the Funds invest may not permit direct investment
by  outside  investors.  Investments in such  countries
may  only  be  permitted  through  foreign  government-
approved or -authorized investment vehicles, which  may
include  other investment companies.  In  addition,  it
may be less expensive and more expedient for a Fund  to
invest  in  a foreign investment company in  a  country
which  permits  direct  foreign investment.   Investing
through  such vehicles may involve frequent or  layered
fees  or expenses and may also be subject to limitation
under  the  1940 Act.  Under the 1940 Act, a  Fund  may
invest up to 10% of its total assets in shares of other
investment  companies and up to 5% of its total  assets
in any one investment company as long as the investment
does not represent more than 3% of the voting stock  of
the  acquired  investment company.  The  Funds  do  not
intend  to invest in such investment companies  unless,
in  the judgment of the Adviser, the potential benefits
of   such  investments  justify  the  payment  of   any
associated fees and expenses.

High-Yield (High-Risk) Securities


     In General.  The Badgley Balanced Fund will invest
in  fixed  income  securities  rated  at  the  time  of
purchase  as at lease investment grade by at least  one
nationally  recognized statistical rating  organization
("NRSROs"),  such as S&P or Moody's.  If  a  security's
rating  falls below the ratings criteria set  forth  in
the Prospectus, the Adviser will determine what action,
if  any, should be taken to ensure compliance with  the
Badgley  Balanced  Fund's investment objective  and  to
ensure  that the Badgley Balanced Fund will at no  time
have  5%  or  more of its net assets invested  in  non-
investment grade debt securities.  Non-investment grade
debt  obligations ("lower-quality securities")  include
(1)  bonds  rated  as  low as C  by  S&P,  Moody's  and
comparable  ratings  of  other NRSROs;  (2)  commercial
paper  rated as low as C by S&P, Not Prime  by  Moody's
and comparable ratings of other NRSROs; and (3) unrated
debt  obligations of comparable quality.  Lower-quality
securities, while generally offering higher yields than
investment  grade  securities with similar  maturities,
involve  greater  risks, including the  possibility  of
default   or   bankruptcy.   They   are   regarded   as
predominantly speculative with respect to the  issuer's
capacity  to  pay  interest and repay  principal.   The
special   risk
considerations in connection with investments in  these
securities    are   discussed  below.   Refer  to   the
Appendix  for a  description of the securities ratings.


     Effect  of  Interest Rates and  Economic  Changes.
The   lower-quality  and  comparable  unrated  security
market  is relatively new and its growth has paralleled
a  long  economic expansion.  As a result,  it  is  not
clear   how  this  market  may  withstand  a  prolonged
recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.


     All    interest-bearing    securities    typically
experience appreciation when interest rates decline and
depreciation  when  interest rates  rise.   The  market
value   of   lower-quality   and   comparable   unrated
securities   tend   to  reflect  individual   corporate
developments  to a greater extent than do higher  rated
securities.   As a result, they generally involve  more
credit   risks  than  securities  in  the  higher-rated
categories.  During an economic downturn or a sustained
period  of  rising  interest  rates,  highly  leveraged
issuers   of   lower-quality  and  comparable   unrated
securities may experience financial stress and may  not
have   sufficient  revenues  to  meet   their   payment
obligations.  The issuer's ability to service its  debt
obligations may also be adversely affected by  specific
corporate developments, the issuer's inability to  meet
specific   projected   business   forecasts   or    the
unavailability of additional financing.   The  risk  of
loss due to default by an issuer of these securities is
significantly  greater  than  issuers  of  higher-rated
securities   because  such  securities  are   generally
unsecured   and   are  often  subordinated   to   other
creditors.   Further, if the issuer of a  lower-quality
or  comparable unrated security defaulted, the  Badgley
Balanced Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Badgley Balanced Fund's net asset value.



     As previously stated, the value of a lower-quality
or  comparable  unrated security  will  decrease  in  a
rising  interest rate market and accordingly,  so  will
the  Badgley Balanced Fund's net asset value.   If  the
Badgley   Balanced  Fund  experiences  unexpected   net
redemptions  in  such a market, it  may  be  forced  to
liquidate a portion of its portfolio securities without
regard  to their investment merits.  Due to the limited
liquidity  of  lower-quality  and  comparable   unrated
securities (discussed below), the Badgley Balanced Fund may be forced to liquidate these securities as a substantial discount. Any such liquidation would force the Badgley Balanced Fund to sell the more liquid portion of its portfolio.



     Payment    Expectations.     Lower-quality     and
comparable   unrated   securities   typically   contain
redemption, call or prepayment provisions which  permit
the   issuer   of   such  securities  containing   such
provisions   to,   at   its  discretion,   redeem   the
securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Badgley Balanced Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Badgley Balanced Fund.



     Credit  Ratings.  Credit ratings issued by  credit
rating agencies are designed to evaluate the safety  of
principal  and  interest payments of rated  securities.
They do not, however, evaluate the market value risk of
lower-quality securities and, therefore, may not  fully
reflect  the true risks of an investment.  In addition,
credit  rating  agencies may or  may  not  make  timely
changes  in a rating to reflect changes in the  economy
or  in  the  condition of the issuer  that  affect  the
market  value  of  the security.  Consequently,  credit
ratings  are  used only as a preliminary  indicator  of
investment  quality.  Investments in lower-quality  and
comparable  unrated obligations will be more  dependent
on the Adviser's credit analysis than would be the case
with  investments in investment-grade debt obligations.
The   Adviser  employs  its  own  credit  research  and
analysis,  which  includes a study  of  existing  debt,
capital structure, ability to service debt and  to  pay
dividends,   the  issuer's  sensitivity   to   economic
conditions, its operating history and the current trend
of  earnings.   The  Adviser continually  monitors  the
investments  in  the Badgley Balanced Fund's  portfolio
and  carefully evaluates whether to dispose  of  or  to
retain  lower-quality and comparable unrated securities
whose  credit  ratings  or  credit  quality  may   have
changed.



     Liquidity  and  Valuation.  The  Badgley  Balanced
Fund  may  have difficulty disposing of certain  lower-
quality and comparable unrated securities because there
may  be  a  thin  trading market for  such  securities.
Because not all dealers maintain markets in all  lower-
quality and comparable unrated securities, there is  no
established retail secondary market for many  of  these
securities.  The Badgley Balanced Fund anticipates that
such  securities could be sold only to a limited number
of dealers or institutional investors.  To the extent a
secondary  trading market does exist, it  is  generally
not  as liquid as the secondary market for higher-rated
securities.  The lack of a liquid secondary market  may
have  an  adverse  impact on the market  price  of  the
security.   As  a  result, the Badgley Balanced  Fund's
asset  value  and  ability  to  dispose  of  particular
securities, when necessary to meet the Badgley Balanced
Fund's  liquidity needs or in response  to  a  specific
economic event, may be impacted.  The lack of a  liquid
secondary  market for certain securities may also  make
it  more  difficult for the Badgley  Balanced  Fund  to
obtain  accurate  market  quotations  for  purposes  of
valuing the Badgley Balanced Fund's portfolio.   Market
quotations  are  generally  available  on  many  lower-
quality  and  comparable unrated  issues  only  from  a
limited  number  of  dealers and  may  not  necessarily
represent  firm  bids  of such dealers  or  prices  for
actual  sales.   During periods of  thin  trading,  the
spread  between  bid  and asked  prices  is  likely  to
increase significantly.  In addition, adverse publicity
and  investor  perceptions, whether  or  not  based  on
fundamental  analysis,  may  decrease  the  values  and
liquidity  of  lower-quality  and  comparable   unrated
securities, especially in a thinly traded market.


     Legislation.   Legislation may  be  adopted,  from
time to time, designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

Warrants

     Each  Fund may invest in warrants, valued  at  the
lower  of cost or market value, if, after giving effect
thereto,  not  more than 5% of its net assets  will  be
invested  in  warrants other than warrants acquired  in
units  or  attached to other securities.  Warrants  are
options  to  purchase equity securities at  a  specific
price  for  a  specific period of time.   They  do  not
represent  ownership  of the securities  but  only  the
right  to  buy them.  Investing in warrants  is  purely
speculative in that they have no voting rights, pay  no
dividends and have no rights with respect to the assets
of  the  corporation issuing them.   In  addition,  the
value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box

     Each  Fund  may sell securities short against  the
box  to hedge unrealized gains on portfolio securities.
Selling  securities  short  against  the  box  involves
selling a security that a Fund owns or has the right to
acquire,  for  delivery  at a  specified  date  in  the
future.   If a Fund sells securities short against  the
box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

                DIRECTORS AND OFFICERS

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing  its business and affairs.  The directors  and
officers  of the Corporation, together with information
as  to their principal business occupations during  the
last  five  years,  and  other information,  are  shown
below.   Each  director  who is deemed  an  "interested
person," as defined in the 1940 Act, is indicated by an asterisk.

     *J. Kevin Callaghan, a Director and Co-Chairman of the Corporation.


     Mr. Callaghan, 42 years old, received a Bachelor of Arts degree in economics and finance from the University of Puget Sound in 1981. Mr. Callaghan has been with the Adviser since 1983 and is currently a portfolio manager with and Co-Managing Director of the Adviser.


     *Steven C. Phelps, a Director and Co-Chairman of the Corporation.


     Mr.  Phelps,  39  years old, graduated  magna  cum
laude  from Williams College in 1983 with a  degree  in
political   economy   and  was  awarded   a   Fulbright
Scholarship  at  the University of Frankfurt,  Germany.
Mr. Phelps joined the Adviser in 1986 after working for
two  years  with  PACCAR, Inc. as  an  analyst  in  the
treasury department of the finance subsidiary and as an
independent  researcher in the field of  transportation
economics.    Mr.  Phelps  is  a  Chartered   Financial
Analyst,  a  Chartered Investment  Counselor,  and  Co-
Managing Director of the Adviser.

     Frank S. Bayley, a Director of the Corporation since June 1998.


     Mr. Bayley, 61 years old, earned a Bachelor of Arts degree and a law degree from Harvard University.
Mr. Bayley has been a partner with the law firm of Baker & McKenzie since 1986. Mr. Bayley serves as director and co-chairman of C. D. Stimson Company, a private investment company. In addition, Mr. Bayley has been a Trustee of AIM Global Mutual Funds (formerly
GT Global Mutual Funds) since 1985.

     Madelyn B. Smith, a Director of the Corporation since June 1998.


     Ms. Smith, 69 years old, received a Bachelor of Arts degree from the University of Puget Sound in 1970.
Prior to retiring, Ms. Smith worked as an analyst and portfolio manager with the Frank Russell Company from 1971 to 1997. Since 1997, Ms. Smith has served on the
Advisory Board of Marvin & Palmer Associates, a money management firm.


     Graham S. Anderson, a Director of the Corporation since July 1999.


     Mr. Anderson, 67 years old, received a Bachelor of
Arts  from the University of Washington.  Mr.  Anderson
has  served as a director of Tully's Coffee  Co.  since
1992.  From 1987 until 1994, Mr. Anderson served as the
Chairman  and  Chief Executive Officer of  Pettit-Morry
Co.,  an insurance broker, and prior thereto served  as
President  and Chief Executive Officer of  Pettit-Morry
Co.  In addition, Mr. Anderson served as a director  of
Marker  International,  a  ski equipment  manufacturer,
from   1982   to   1999,  director  of  Commerce   Bank
Corporation  from  1991  to 2000,  director  of  Gray's
Harbor Paper Company from 1992 to 1998 and director of Acordia Northwest, Inc., the successor to Pettit-Morry
Co., until 1998. Mr. Anderson was also the Chairman of the National Association of Insurance Brokers and
Alberg Holding Co.


     Scott R. Vokey, President of the Corporation.

     Mr.  Vokey,  45  years old,  earned  a  B.A.  from
Connecticut  College  in 1977 and  a  law  degree  from
University  of Houston in 1984.  Prior to  joining  the
Adviser  as Manager of Private Capital Development  and
General  Counsel  in  1999,  Mr.  Vokey  worked  as  an
independent  consultant for one  year.   From  1996  to
1998,  Mr.  Vokey  was  Associate General  Counsel  and
Director  of Environmental Health and Safety of  Westin
Hotels  and Resorts/Starwood Hotels and Resorts.   From
1986 to 1996, Mr. Vokey was an attorney with the law firm of Preston, Gates & Ellis.

     Lisa  P.  Guzman, Treasurer and Secretary  of  the
Corporation.


     Ms.  Guzman,  46 years old, graduated with  honors
from  the  University  of Washington  in  1977  with  a
Bachelor  of  Arts  degree and from the  University  of
Puget  Sound  in  1983  with  a  Master's  of  Business
Administration.  Prior to joining the Adviser in  1990,
Ms.  Guzman  worked for 12 years at PACCAR,  Inc.,  the
last   four  years  as  cash  manager  of  its  finance
subsidiary. Ms. Guzman is Co-Managing Director of the Adviser.



     The  address  for  Messrs. Callaghan,  Phelps  and
Vokey and Ms. Guzman is Badgley, Phelps and Bell, Inc.,
1420  Fifth  Avenue,  Suite 4400, Seattle,  Washington,
98101.  The address for Mr. Bayley is Baker & McKenzie,
Two  Embarcadero  Center, Suite  2400,  San  Francisco,
California  94111.   The address for  Ms.  Smith  is  9
Forest  Glen Lane SW, Lakewood, Washington 98498.   The
address  for  Mr. Anderson is P.O. Box  1017,  Ketchum,
Idaho 83340.



     The  Board  of  Directors  has  a  standing  Audit
Committee.   The  Audit Committee  is  responsible  for
monitoring the integrity of the Corporation's financial
reporting   process  and  internal   control   systems,
monitoring  the  independence and  performance  of  the
Corporation's  independent accountants, monitoring  the
overall   performance   of   the   Corporation's   fund
accounting   agent   and   providing   an   avenue   of
communication  among the independent  accountants,  the
fund accounting agent and the Board of Directors.   The
members   of  the  Audit  Committee  are  Mr.  Anderson
(Chairman), Mr.  Bayley and Ms. Smith, none of whom  is
deemed  an "interested person," as defined in the  1940
Act.



     As  of August 31, 2000, officers and directors  of
the  Corporation beneficially owned 6.1% of the Badgley
Growth  Fund's then outstanding shares and 2.1% of  the
Badgley   Balanced  Fund's  then  outstanding   shares.
Directors and officers of the Corporation who are also officers, directors, employees, or shareholders of the Adviser do not receive any compensation from any of the Funds for serving as directors or officers.

     The following table provides information relating to compensation paid to directors of the Corporation for their services as such for the year ended May 31, 2000:


     Name            Cash Compensation(1)   Other Compensation   Total


J. Kevin Callaghan         $    0                   $0           $    0


Steven C. Phelps           $    0                   $0           $    0


Frank S. Bayley            $1,000                   $0           $1,000

Madelyn B. Smith           $1,000                   $0           $1,000


Graham S. Anderson         $1,000                   $0           $1,000


All directors as a         $3,000                   $0           $3,000
group (5 persons)

____________________


(1) Each director who is not deemed an "interested person" as defined in the 1940 Act, received $250 for each Board of Directors meeting attended by such person and reasonable expenses incurred in connection therewith. The Board held four meetings during fiscal
     2000. During fiscal 2001, each director who is not an "interested person" will receive $500 for each Board of Directors and Audit Committee meeting attended by such person and reasonable expenses incurred in connection therewith.


                PRINCIPAL SHAREHOLDERS


     As of August 31, 2000, the following persons owned of record or are known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of each Fund:


        Name and Address               Fund        No. Shares      Percentage


   Charles Schwab &  Co.              Growth         264,176         25.6%
   Special Custody Account for the    Balanced       787,460         36.0%
   Exclusive Benefit of Customers
   101 Montgomery Street
   San Francisco, CA  94104-4122



     The Corporation is not aware of any controlling person beneficially owning 25% or more of a Fund's voting securities.



                    CODE OF ETHICS



     The Corporation and the Adviser have adopted an Amended and Restated Code of Ethics (the "Code of
Ethics") under Rule 17j-1 of the 1940 Act which governs the personal trading activities of all "Access
Persons." Access Persons generally include all directors and officers of the Corporation and the Adviser, as well as certain employees and control persons of the Corporation and the Adviser who have access to information regarding the purchase or sale of securities by the Corporation. The Code of Ethics is based upon the principle that Access Persons have a fiduciary duty to place the interests of Fund shareholders above their own.



     The Code of Ethics permits Access Persons to buy or sell securities for their own accounts, including securities that may be purchased or held by the Funds, subject to certain exceptions. The Code of Ethics requires all Access persons to complete quarterly transaction reports, acknowledge receipt of the Code of Ethics and certify annually that they have complied with the Code of Ethics. All Access Persons who are not disinterested directors of the

Corporation have additional reporting requirements.  The
Code of Ethics requires Access Persons (other than Access
Persons who are disinterested directors of the Corporation) to preclear most securities transactions. The Code of Ethics also places other limitations on the acquisition of securities by Access Persons (other than Access
Persons who are disinterested directors of the Corporation), including a ban on acquiring securities in an initial public offering, restrictions on the purchase of private placement securities and a prohibition from profiting on short-term trading in securities.


                  INVESTMENT ADVISER

     Badgley, Phelps and Bell, Inc. (the "Adviser") is the investment adviser to the Funds. The Adviser is controlled by several of its officers and directors.

     The  investment  advisory  agreement  between  the
Corporation and the Adviser dated as of June  23,  1998
(the  "Advisory Agreement") has an initial term of  two
years   and  thereafter  is  required  to  be  approved
annually  by  the Board of Directors of the Corporation
or  by  vote  of  a  majority of  each  of  the  Fund's
outstanding voting securities (as defined in  the  1940
Act).  Each annual renewal must also be approved by the
vote  of a majority of the Corporation's directors  who
are not parties to the Advisory Agreement or interested
persons  of any such party, cast in person at a meeting
called for the purpose of voting on such approval.  The
Advisory  Agreement  was  approved  by  the  Board   of
Directors,  including a majority of  the  disinterested
directors   on  June  23,  1998  and  by  the   initial
shareholders  of  each  Fund on  June  23,  1998.   The
Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of each of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.


     Under  the  terms of the Advisory  Agreement,  the
Adviser  manages  the Funds' investments  and  business
affairs,   subject   to   the   supervision   of    the
Corporation's Board of Directors. At its expense, the Adviser provides office space and all necessary office facilities, equipment and personnel for managing the investments of the Funds. As compensation for its services, the Badgley Growth Fund pays the Adviser an annual management fee of 1.00% of its average daily net assets, and the Badgley Balanced Fund pays the Adviser an annual management fee of 0.90% of its average daily net assets. The advisory fee is accrued daily and paid monthly. The organizational expenses of each Fund were advanced by the Adviser and will be reimbursed by the Funds over a period of not more than 60 months.



     For  the fiscal year ended May 31, 1999 and  2000,
the  Adviser  waived its management fee and  reimbursed
the  Funds'  other expenses so that the Badgley  Growth
Fund's  total  operating expenses (on an annual  basis)
did  not  exceed 1.50% of its average daily net  assets
and  that  the Badgley Balanced Fund's total  operating
expenses  (on an annual basis) did not exceed 1.30%  of
its   average  daily  net  assets.   The  Adviser   has
contractually agreed that until September 30, 2001, the
Adviser  will  continue  to waive  its  management  fee
and/or  reimburse the Funds' operating expenses to  the
extent necessary to ensure that (i) the total operating
expenses  (on  an annual basis) for the Badgley  Growth
Fund  do  not exceed 1.50% of average daily net assets,
and  (ii)  the total operating expenses (on  an  annual
basis)  for  the Badgley Balanced Fund  do  not  exceed
1.30%  of  the  average daily net assets.   After  such
date,  the  Adviser may from time to  time  voluntarily
waive  all  or  a  portion of  its  fee  and/or  absorb
expenses  for  the  Funds.   Any  waiver  of  fees   or
absorption of expenses will be made on a monthly  basis
and,  with respect to the latter, will be paid  to  the
Funds  by  reduction of the Adviser's  fee.   Any  such
waiver/absorption is subject to later adjustment during
the term of the Advisory Agreement to allow the Adviser
to  recoup amounts waived/absorbed to the extent actual
fees  and  expenses  for a period  are  less  than  the
expense  limitation caps, provided, however, that,  the
Adviser  shall only be entitled to recoup such  amounts
for  a maximum period of three years from the date such
amount  was waived or reimbursed.  For the fiscal  year
ended May 31, 2000, the Badgley Growth Fund and Badgley
Balanced   Fund  paid  the  Adviser  $0  and   $42,524,
respectively, for its investment advisory services.  If
the  Adviser had not agreed to waive a portion  of  its
management  fee,  the Adviser would  have  received  an
additional $95,152 and $133,024 from the Badgley Growth
Fund  and Badgley Balanced Fund, respectively, for  its
investment advisory services.  For the period June  25,
1998  to  May  31,  1999,  the  Funds  did  not  pay  a
management  fee  to  the Adviser  because  the  Adviser
waived  its entire management fee.  If the Adviser  had
not  agreed  to waive its management fee,  the  Adviser
would  have  received  $31,437  and  $53,223  from  the
Badgley   Growth   Fund  and  Badgley  Balanced   Fund,
respectively, for its investment advisory services.

     For  more  information  on the  Adviser,  see  the
Adviser's     website     at    http://www.badgley.com.
Information contained in the Adviser's website is not deemed to be a part of the Funds' Prospectus or this Statement of Additional Information.

            FUND TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser, in  its
capacity  as  portfolio  manager,  is  responsible  for
decisions to buy and sell securities for the Funds  and
for  the  placement of the Funds' securities  business,
the  negotiation of the commissions to be paid on  such
transactions and the allocation of portfolio  brokerage
business.   The  Adviser  seeks  to  obtain  the   best
execution  at  the best security price  available  with
respect  to  each transaction.  The best price  to  the
Funds  means the best net price without regard  to  the
mix  between purchase or sale price and commission,  if
any.   While  the Adviser seeks reasonably  competitive
commission rates, the Funds do not necessarily pay the lowest available commission. Brokerage will not be allocated based on the sale of a Fund's shares.

     The  Adviser  has adopted procedures that  provide
generally  for the Adviser to seek to batch orders  for
the purchase or sale of the same security for the Funds
and other advisory accounts (collectively, "accounts").
The  Adviser will batch orders when it deems it  to  be
appropriate  and in the best interest of the  accounts.
When  a  batched order is filled in its entirety,  each
participating account will participate at  the  average
share  price for the batched order on the same business
day,  and  transaction costs will be  shared  pro  rata
based  on  each account's participation in the  batched
order.   When a batched order is only partially filled,
the  securities purchased will be allocated  on  a  pro
rata basis to each account participating in the batched
order  based upon the initial amount requested for  the
account,  subject  to  certain  exceptions,  and   each
participating account will participate at  the  average
share  price for the batched order on the same business
day.   With  respect to that portion of the  order  not
filled, the Adviser will reevaluate whether to place another order and on what terms for the same securities or whether an order should be placed for different securities.

     Section  28(e) of the Securities Exchange  Act  of
1934,   as  amended,  ("Section  28(e)"),  permits   an
investment  adviser,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing  or selling securities and the  availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  securities, economic factors  and  trends,
portfolio strategy and the performance of accounts; and
(c)  effecting  securities transactions and  performing
functions   incidental  thereto  (such  as   clearance,
settlement, and custody).

     In  selecting  brokers  or  dealers,  the  Adviser
considers  investment and market information and  other
research,  such as economic, securities and performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability,  performance
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
the Adviser determines in good faith that the amount of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided  by such broker or dealer to the  Funds.   The
Adviser believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. Such higher commissions will not be paid by the Funds unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Funds, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws; and (c) in the opinion of the Adviser, the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term.


     The aggregate amount of brokerage commissions paid
by  the  Badgley  Growth Fund and the Badgley  Balanced
Fund  for  the year ended May 31, 2000 were $8,416  and
$8,754,   respectively.   The   aggregate   amount   of
brokerage  commissions paid by the Badgley Growth  Fund
and  the Badgley Balanced Fund for the period June  25,
1998   to   May  31,  1999  were  $8,180  and  $10,395,
respectively.   For the year ended May  31,  2000,  the
Funds did not pay brokerage commissions with respect to transactions for which research services were provided.
During the year ended May 31, 2000, the Funds did not acquire any stock of their regular brokers or dealers.

     The  Adviser  places  portfolio  transactions  for
other   advisory  accounts  managed  by  the   Adviser.
Research services furnished by firms through which  the
Funds effect their securities transactions may be  used
by  the  Adviser in servicing all of its accounts;  not
all  of  such  services may be used by the  Adviser  in
connection with the Funds.  The Adviser believes it  is
not  possible  to measure separately the benefits  from
research  services  to each of the accounts  (including
the  Funds)  managed  by it.  Because  the  volume  and
nature  of  the trading activities of the accounts  are
not  uniform,  the amount of commissions in  excess  of
those  charged by another broker paid by  each  account
for   brokerage  and  research  services   will   vary.
However, the Adviser believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account.
In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between a Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

                       CUSTODIAN

     As  custodian of the Funds' assets, Firstar  Bank,
N.A.  ("Firstar  Bank"),  777  East  Wisconsin  Avenue,
Milwaukee,   Wisconsin  53202,  has  custody   of   all
securities and cash of each Fund, delivers and receives
payment  for  portfolio securities sold,  receives  and
pays   for  portfolio  securities  purchased,  collects
income from investments and performs other duties, all as directed by the officers of the Corporation.


     TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Firstar  Mutual  Fund Services,  LLC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202, acts as transfer agent and  dividend-
disbursing agent for the Funds.  Firstar is compensated
based on an annual fee per open account of $14 (subject
to  a minimum annual fee of $16,250 per Fund) plus out-
of-pocket  expenses,  such  as  postage  and   printing
expenses in connection with shareholder communications.
Firstar also receives an annual fee per closed account of $14.

     From  time to time, the Corporation, on behalf  of
the  Funds, directly or indirectly through arrangements
with the Adviser, the Distributor (as defined below) or
Firstar, may pay amounts to third parties that  provide
transfer  agent  type services and other administrative
services   relating  to  the  Funds  to   persons   who
beneficially  have  interests  in  a  Fund,   such   as
participants  in  401(k)  plans.   These  services  may
include,  among other things, sub-accounting  services,
transfer  agent  type  activities, answering  inquiries
relating  to  the Funds, transmitting proxy statements,
annual    reports,    updated    prospectuses,    other
communications regarding the Funds and related services as Funds or beneficial owners may reasonably request.
In such cases, the Funds will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Funds are currently paying Firstar for providing these services to the Funds' shareholders
(i.e., $14 per account plus expenses).

                     ADMINISTRATOR

     Pursuant   to  a  Fund  Administration   Servicing
Agreement  and  a Fund Accounting Servicing  Agreement,
Firstar also performs accounting and certain compliance
and  tax reporting functions for the Corporation.   For
these services, Firstar receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, computed daily and payable monthly, based on each Fund's aggregate average net assets:

                     Administrative Services Fees

  First $200 million of average net assets       .06 of 1%*
  Next $500 million of average net assets        .05 of 1%
  Average net assets in excess  of $700 million  .03 of 1%

  _____________________________
  *  Subject to a minimum  fee  of $30,000 per Fund.

                       Accounting Services Fees

                                                  Badgley           Badgley
                                                Growth Fund      Balanced Fund


  First $40 million of average net assets         $22,000           $23,500
  Next $200 million of average net assets        .01 of 1%        .015 of 1%
  Average net assets in excess of $240 million  .005 of 1%         .01 of 1%


     For  the year ended May 31, 2000, Firstar received
$29,987  and $30,012 from the Badgley Growth  Fund  and
the Badgley Balanced Fund, respectively, under the Fund
Administration  Servicing Agreement,  and  $23,938  and
$29,024  from the Badgley Growth Fund and  the  Badgley
Balanced  Fund, respectively, under the Fund Accounting
Servicing Agreement.  For the period June 25,  1998  to
May 31, 1999, Firstar received $27,501 and $27,501 from
the  Badgley Growth Fund and the Badgley Balanced Fund,
respectively,  under the Fund Administration  Servicing
Agreement,  and  $21,996 and $23,382 from  the  Badgley
Growth   Fund   and   the   Badgley   Balanced    Fund,
respectively,  under  the  Fund  Accounting   Servicing
Agreement.


         DISTRIBUTOR AND PLAN OF DISTRIBUTION

Distributor

     Under a distribution agreement dated June 23, 1998
(the   "Distribution  Agreement"),   Rafferty   Capital
Markets,  Inc.  (the  "Distributor"),  1311  Mamaroneck
Avenue, White Plains, New York 10605, acts as principal
distributor  of  the Funds' shares.   The  Distribution
Agreement  provides that the Distributor will  use  its
best  efforts  to distribute the Funds'  shares,  which
shares  are  offered for sale by the Funds continuously
at  net asset value per share without the imposition of
a   sales  charge.   Pursuant  to  the  terms  of   the
Distribution  Agreement, the Distributor receives  from
the  Corporation out-of-pocket expenses plus an  annual
fee equal to the greater of (i) $18,000 or (ii) .01% of
each  Fund's  net  assets, computed daily  and  payable
monthly.   All  or  a portion of the  distribution  and
shareholder   servicing  fee  may  be   used   by   the
Distributor to pay such expenses under the distribution and shareholder servicing plan discussed below.

Distribution and Shareholder Servicing Plan

     The  Corporation,  on behalf  of  the  Funds,  has
adopted  a plan pursuant to Rule 12b-1 under  the  1940
Act  (the "12b-1 Plan"), which requires it to  pay  the
Distributor,   in   its  capacity  as   the   principal
distributor   of   Fund  shares,  a  distribution   and
shareholder  servicing fee of 0.25% per annum  of  each
Fund's  average daily net assets.  Under the  terms  of
the  12b-1 Plan, the Distributor is authorized  to,  in
turn,  pay  all  or  a  portion  of  this  fee  to  any
securities dealer, financial institution or  any  other
person  (the  "Recipient") who  renders  assistance  in
distributing or promoting the sale of Fund  shares,  or
who  provides  certain  shareholder  services  to  Fund
shareholders,  pursuant  to a  written  agreement  (the
"Related  Agreement").  Payments under the  12b-1  Plan
are based upon a percentage of average daily net assets
attributable  to each Fund regardless  of  the  amounts
actually  paid  or expenses actually  incurred  by  the
Distributor,  however, in no event, may  such  payments
exceed  the  maximum allowable fee.  It is,  therefore,
possible that the Distributor may realize a profit in a
particular year as a result of these payments.  The 12b-
1 Plan has the effect of increasing the Fund's expenses
from  what  they  would otherwise  be.   The  Board  of
Directors   reviews   each  Fund's   distribution   and
shareholder servicing fee payments in connection with their determination as to the continuance of the 12b-1
Plan.

     From time to time, the Distributor or Recipients may engage in activities which jointly promote the sale of shares of both Funds, the cost of which may not be readily identifiable or related to any one Fund.
Generally, the distribution expenses attributable to such joint distribution activities will be allocated among the Funds on the basis of their respective net assets, although the Board of Directors may allocate such expenses in any other manner it deems fair and equitable.



     The  12b-1  Plan, including a form of the  Related
Agreement, has been unanimously approved by a  majority
of  the  Board of Directors of the Corporation, and  of
the  members  of  the  Board who  are  not  "interested
persons" of the Corporation as defined in the 1940  Act
and  who  have no direct or indirect financial interest
in  the  operation  of the 12b-1 Plan  or  any  related
agreements   (the  "Disinterested  Directors")   voting
separately.  The 12b-1 Plan, and any Related  Agreement
which  is  entered into, will continue in  effect  from
year  to  year  only  so  long as  its  continuance  is
specifically approved at least annually by a vote of  a
majority of the Corporation's Board of Directors and of
the  Disinterested  Directors,  cast  in  person  at  a
meeting  called for the purpose of voting on the  12b-1
Plan  or  the  Related Agreement,  as  applicable.   In
addition, the 12b-1 Plan and any Related Agreement  may
be  terminated with respect to either or both Funds  at
any time, without penalty, by vote of a majority of the
outstanding  voting securities of the applicable  Fund,
or by vote of a majority of Disinterested Directors (on
not  more than 60 days' written notice in the  case  of
the   Related   Agreement   only).   Payment   of   the
distribution and shareholder servicing fee is to be made monthly. The Distributor will provide reports to the Board of Directors of the Corporation of all recipients of payments made (and the purposes for which amounts were paid) pursuant to the 12b-1 Plan.


Interests of Certain Persons

     With the exception of the Adviser, in its capacity as the Funds' investment adviser, and the Distributor, in its capacity as principal underwriter of Fund shares, no "interested person" of the Funds, as defined in the 1940 Act, and no director of the Corporation who is not an "interested person" has or had a direct or indirect financial interest in the 12b-1 Plan or any Related Agreement.

Anticipated Benefits to the Funds


     The  Board of Directors considered various factors
in   connection  with  its  decision  to  approve   the
continuance  of  the  12b-1 Plan, including:   (a)  the
nature  and  causes  of  the circumstances  which  make
continuation   of   the  12b-1   Plan   necessary   and
appropriate; (b) the way in which the 12b-1 Plan  would
address  those circumstances, including the nature  and
potential amount of expenditures; (c) the nature of the
anticipated  benefits;  (d)  the  merits  of   possible
alternative  plans  or  pricing  structures;  (e)   the
relationship of the 12b-1 Plan to other distribution efforts of the Funds; and (f) the possible benefits of the 12b-1 Plan to any other person relative to those of the Funds.



     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise of its business judgment, that the 12b-1 Plan was reasonably likely to benefit the Funds and their respective shareholders in at least one or several potential ways. Specifically, the Board concluded that the Distributor and any Recipients operating under Related Agreements would have little or no incentive to incur promotional expenses on behalf of a Fund if a 12b-1 Plan were not in place to reimburse them, thus making the adoption of such 12b-1 Plan important to the initial success and thereafter, continued viability of the Funds. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the continuation of the 12b-1 Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Fund shares, which should result in certain economies of scale.


     While  there  is no assurance that the expenditure
of  Fund assets to finance distribution of Fund  shares
will  have  the  anticipated  results,  the  Board   of
Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Funds, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the 12b-1
Plan.

Amounts Incurred Under the Plan


     For  the year ended May 31, 2000, pursuant to  the
terms  of  the  12b-1  Plan, the  Badgley  Growth  Fund
expensed $23,788, representing 0.25% per annum  of  its
average  daily net assets.  Of this amount, $5,719  was
spent  on  advertising, $1,935 on printing and  mailing
prospectuses  to  other than current  shareholders  and
$3,822  was  spent  on compensation to  broker-dealers.
The Distributor received $5,190 of the amounts incurred
under the 12b-1 Plan with respect to the Badgley Growth
Fund.   For the same period, pursuant to the  terms  of
the  12b-1  Plan,  the Badgley Balanced  Fund  expensed
$48,763,  representing 0.25% per annum of  its  average
daily net assets.  Of this amount, $6,737 was spent  on
advertising,  $2,331 on printing and mailing  to  other
than  current  shareholders and $12,823  was  spent  on
compensation   to   broker-dealers.   The   Distributor
received $19,669 of the amounts incurred under the 12b-
1 Plan with respect to the Badgley Balanced Fund.


 PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES

Financial Intermediaries

     If you purchase or redeem shares of a Fund through
a  financial  intermediary (such as  a  broker-dealer),
certain   features  of  the  Fund  relating   to   such
transactions  may not be available or may be  modified.
In  addition, certain operational policies of  a  Fund,
including  those  related  to settlement  and  dividend
accrual,  may  vary  from those  applicable  to  direct
shareholders   of   a   Fund   and   may   vary   among
intermediaries.   You  should  consult  your  financial
intermediary  for  more  information  regarding   these
matters.    Refer  to  "Transfer  Agent  and  Dividend-
Disbursing  Agent"  for information  regarding  certain
fees    paid    by   the   Corporation   to   financial
intermediaries.  In addition, financial  intermediaries
may  receive  compensation pursuant to the  12b-1  Plan
under  a  Related Agreement and may receive  additional
compensation  in  excess  of  such  amounts  from   the
Adviser.   Certain financial intermediaries may  charge
you  an  advisory, transaction or other fee  for  their
services.  You will not be charged for such fees if you
purchase  or  redeem your Fund shares directly  from  a
Fund   without   the  intervention   of   a   financial
intermediary.

Automatic Investment Plan

     The  Automatic Investment Plan ("AIP") allows  you
to  make regular systematic investments in one or  more
of  the  Funds from your bank checking or NOW  account.
The  minimum initial investment for investors using the
AIP  is  $1,000  with a monthly minimum  investment  of
$100.   To  establish the AIP, complete the appropriate
section  in the shareholder application.  Under certain
circumstances  (such  as  discontinuation  of  the  AIP
before a Fund's minimum initial investment is reached),
the   Corporation  reserves  the  right  to  close  the
investor's  account.  Prior to closing any account  for
failure  to  reach the minimum initial investment,  the
Corporation will give the investor written  notice  and
60  days  in  which to reinstate the AIP  or  otherwise
reach  the  minimum  initial  investment.   You  should
consider your financial ability to continue in the AIP until the minimum initial investment amount is met because the Corporation has the right to close an investor's account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

     Under  the  AIP,  you may choose to  make  monthly
investments on the days of your choosing (or  the  next
business    day   thereafter)   from   your   financial
institution  in amounts of $100 or more.  There  is  no
service  fee for participating in the AIP.  However,  a
service  fee  of  $20 will be deducted from  your  Fund
account for any AIP purchase that does not clear due to
insufficient  funds  or,  if  prior  to  notifying  the
Corporation  in  writing  or  by  telephone   of   your
intention to terminate the plan, you close your bank account or in any manner prevent withdrawal of funds from the designated checking or NOW account. You can set up the AIP with any financial institution that is a member of ACH.

     The AIP is a method of using dollar cost averaging
which is an investment strategy that involves investing
a  fixed  amount  of money at a regular time  interval.
However, a program of regular investment cannot  ensure
a  profit  or  protect  against a loss  from  declining
markets.  By always investing the same amount, you will
be  purchasing more shares when the price  is  low  and
fewer  shares  when the price is high.   Since  such  a
program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Individual Retirement Accounts

     In addition to purchasing Fund shares as described in the Prospectus under "How to Purchase Shares," individuals may establish their own tax-sheltered IRAs.
The Funds offer two types of IRAs, including the Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

     Traditional  IRA.  In a Traditional  IRA,  amounts
contributed  to  the IRA may be tax deductible  at  the
time  of contribution depending on whether the investor
is  an  "active  participant" in an  employer-sponsored
retirement    plan    and   the   investor's    income.
Distributions from a Traditional IRA will be  taxed  at
distribution except to the extent that the distribution
represents a return of the investor's own contributions
for  which  the  investor did not  claim  (or  was  not
eligible to claim) a deduction.  Distributions prior to
age  59-1/2  may  be subject to an additional  10%  tax
applicable    to   certain   premature   distributions.
Distributions  must commence by April 1  following  the
calendar year in which the investor attains age 70-1/2.
Failure  to  begin  distributions  by  this  date   (or
distributions   that  do  not  equal  certain   minimum
thresholds) may result in adverse tax consequences.

     Roth  IRA.  In a Roth IRA (sometimes known as  the
American Dream IRA), amounts contributed to the IRA are
taxed  at  the  time of contribution, but distributions
from the IRA are not subject to tax if the investor has
held  the  IRA  for  certain minimum  periods  of  time
(generally, until age 59-1/2).  Investors whose  income
exceeds certain limits are ineligible to contribute  to
a  Roth  IRA.   Distributions that do not  satisfy  the
requirements  for tax-free withdrawal  are  subject  to
income taxes (and possibly penalty taxes) to the extent
that    the   distribution   exceeds   the   investor's
contributions  to  the  IRA.  The minimum  distribution
rules  applicable  to Traditional  IRAs  do  not  apply
during  the  lifetime of the investor.   Following  the
death of the investor, certain minimum distribution rules apply.

     For  Traditional and Roth IRAs, the maximum annual
contribution generally is equal to the lesser of $2,000
or 100% of the investor's compensation (earned income).
An  individual may also contribute to a Traditional IRA
or  Roth  IRA  on behalf of his or her spouse  provided
that the individual has sufficient compensation (earned
income).  Contributions to a Traditional IRA reduce the
allowable   contributions  under  a   Roth   IRA,   and
contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.


     Simplified  Employee Pension Plan.  A  Traditional
IRA  may  also be used in conjunction with a Simplified
Employee  Pension  Plan  ("SEP-IRA").   A  SEP-IRA   is
established through execution of Form 5305-SEP together
with  a  Traditional IRA established for each  eligible
employee.   Generally,  a SEP-IRA  allows  an  employer
(including a self-employed individual) to purchase shares with tax deductible contributions not exceeding annually for any one participant 15% of compensation
(disregarding for this purpose compensation in excess of $170,000 per year). The $170,000 compensation limit is adjusted periodically for cost of living increases.
A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.



     SIMPLE IRA.  An IRA may also be used in connection
with  a  SIMPLE  Plan  established  by  the  investor's
employer (or by a self-employed individual).  When this
is  done, the IRA is known as a SIMPLE IRA, although it
is  similar  to  a Traditional IRA with the  exceptions
described below.  Under a SIMPLE Plan, the investor may
elect to have his or her employer make salary reduction
contributions  of up to $6,000 per year to  the  SIMPLE
IRA.   The  $6,000  limit is adjusted periodically  for
cost  of  living increases.  In addition, the  employer
will  contribute  certain  amounts  to  the  investor's
SIMPLE IRA, either as a matching contribution to  those
participants who make salary reduction contributions or
as   a   non-elective  contribution  to  all   eligible
participants  whether  or not making  salary  reduction
contributions.   A  number of special  rules  apply  to
SIMPLE Plans, including (1) a SIMPLE Plan generally  is
available  only  to  employers  with  fewer  than   100
employees; (2) contributions must be made on behalf  of
all  employees  of the employer (other than  bargaining
unit    employees)   who   satisfy   certain    minimum
participation requirements; (3) contributions are  made
to a special SIMPLE IRA that is separate and apart from
the  other  IRAs  of  employees; (4)  the  distribution
excise  tax  (if otherwise applicable) is increased  to
25%  on  withdrawals  during the  first  two  years  of
participation  in  a  SIMPLE  IRA;  and   (5)   amounts
withdrawn  during the first two years of  participation
may  be  rolled over tax-free only into another  SIMPLE
IRA    (and not to a      Traditional  IRA or to a Roth

IRA).  A SIMPLE IRA is  established   by executing Form
5304-SIMPLE together with an IRA established for each eligible employee.


     Under  current IRS regulations, all IRA applicants
must  be  furnished  a disclosure statement  containing
information specified by the IRS.  Applicants generally
have  the  right to revoke their account  within  seven
days  after  receiving  the  disclosure  statement  and
obtain  a  full  refund  of their  contributions.   The
custodian may, in its discretion, hold the initial contribution uninvested until the expiration of the seven-day revocation period. The Custodian does not anticipate that it will exercise its discretion but reserves the right to do so.

Systematic  Withdrawal Plan

     You  may  set up automatic withdrawals  from  your
account  at regular intervals.  To begin distributions,
you  must  have  an initial balance of $1,000  in  your
account  and  withdraw at least $100 per  payment.   To
establish  the systematic withdrawal plan ("SWP"),  you
must   complete   the  appropriate   section   in   the
shareholder application.  Redemptions will  take  place
on  a  monthly, quarterly, semi-annual or annual  basis
(or  the  following business day) as indicated on  your
shareholder  application.  You may vary the  amount  or
frequency   of   withdrawal  payments  or   temporarily
discontinue  them by calling 1-877-BADGLEY  (1-877-223-
4539). Depending upon the size of the account and the withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.

Exchange Privilege

     Fund  to  Fund  Exchange.  You may  exchange  your
shares  in a Fund for shares in any other Fund  of  the
Corporation  at  any  time by  written  request  or  by
telephone   exchange  if  you  have   authorized   this
privilege  in  the  shareholder application.   Exchange
requests are available for exchanges of $1,000 or more.
The  value of the shares to be exchanged and the  price
of  the  shares being purchased will be the  net  asset
value next determined after receipt of instructions for
exchange.   No  sales  charge is imposed  on  exchanges
between Funds; however, a $5 service fee will be charged for each telephone exchange request (no charge is imposed with respect to written exchange requests).
Exchange requests should be directed to the following address:

        By Mail                             In Person or By Overnight Mail

   Firstar Mutual Fund Services, LLC      Firstar Mutual Fund Services, LLC
   P.O. Box 701                           Third Floor
   Milwaukee, Wisconsin  53201-0701       615 East Michigan Street
                                          Milwaukee, Wisconsin  53202

To   effect   a  telephone  exchange,  you   may   call
1-877-BADGLEY (1-877-223-4539). Exchange requests may be subject to limitations, including those relating to frequency, that may be established from time to time to ensure that such exchanges are not disadvantageous to the Funds or their investors. The Corporation reserves the right to modify or terminate the exchange privilege upon 60 days' written notice to each shareholder prior to the modification or termination taking effect. The exchange privilege is only available in states where the securities are registered.

     Money  Market  Exchange.   As  a  service  to  our
shareholders, the Corporation has established a program
whereby our shareholders can exchange shares of any one
of  the  Funds  for shares of the Firstar Money  Market
Funds  (the  "Firstar Funds").  Exchange  requests  are
available for exchanges of $1,000 or more.  The Firstar
Funds  are  no-load money market funds  managed  by  an
affiliate  of Firstar.  The Firstar Funds are unrelated
to  the Corporation or any of the Funds.  However,  the
Distributor may be compensated by the Firstar Funds for
servicing  and related services provided in  connection
with exchanges made by shareholders of the Funds.  This
exchange privilege is a convenient way to buy shares in
money  market funds in order to respond to  changes  in
your  goals or in market conditions.  Before exchanging
into  the  Firstar  Funds, please read  the  applicable
prospectus,  which  may be obtained by  calling  1-877-
BADGLEY (1-877-223-4539).  As noted above, there is  no
charge  for  written exchange requests.  Firstar  will,
however,   charge  a  $5.00  fee  for   each   exchange
transaction that is executed via the telephone.

     An exchange from one Fund to another, including the Firstar Funds, is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. An exchange is not a tax-free transaction.

Pricing of Shares

     Shares of the Funds are sold on a continual  basis
at   the  net  asset  value  per  share  next  computed
following receipt of an order in proper form by a dealer, the Distributor or Firstar, the Funds' transfer agent.

     The net asset value per share is determined as of the close of trading (generally 4:00 p.m. Eastern
Standard  Time) on each day the New York Stock Exchange
(the "NYSE") is open for business. Purchase orders received or shares tendered for redemption on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. The net asset value is calculated by taking the value of a Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding.
The result, rounded to the nearest cent, is the net asset value per share.

     In  determining the net asset value, expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most   recent  bid  and  asked  prices.   Fixed  income
securities  are  valued  by  a  pricing  service   that
utilizes  electronic  data  processing  techniques   to
determine values for normal institutional-sized trading
units of fixed income securities without regard to sale
or  bid  prices when such values are believed  to  more
accurately  reflect  the  fair  market  value  of  such
securities;  otherwise, actual sale or bid  prices  are
used.   The Board of Directors may approve the  use  of
pricing   services   to  assist  the   Funds   in   the
determination  of  net  asset  value.    Fixed   income
securities  having remaining maturities of 60  days  or
less  when  purchased  are  generally  valued  by   the
amortized cost method.  Under this method of valuation,
a  security is initially valued at its acquisition cost
and,  thereafter,  amortization  of  any  discount   or
premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

                 TAXATION OF THE FUNDS

     Each  Fund  intends  to  qualify  annually  as   a
"regulated  investment company" under Subchapter  M  of
the  Code, and, if so qualified, will not be liable for
federal  income  taxes  to  the  extent  earnings   are
distributed to shareholders on a timely basis.  In  the
event   a   Fund  fails  to  qualify  as  a  "regulated
investment  company," it will be treated as  a  regular
corporation   for   federal   income   tax    purposes.
Accordingly,  the  Fund  would be  subject  to  federal
income taxes and any distributions that it makes  would
be  taxable and non-deductible by the Fund.  This would
increase  the  cost  of  investing  in  the  Fund   for
shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

                PERFORMANCE INFORMATION

     The Funds' historical performance or return may be
shown in the form of various performance figures.   The
Funds'  performance figures are based  upon  historical
results  and  are  not  necessarily  representative  of
future   performance.   Factors  affecting  the  Funds'
performance    include   general   market   conditions,
operating expenses, and investment management.

Total Return

     The average annual total return of each Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

          P      =    a hypothetical initial payment of $1,000.
          T      =    average annual total return.
          n      =    number of years.
          ERV    =    ending redeemable value of a hypothetical
                      $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial investment") in a Fund's shares on the  first
day  of the period and computing the "ending value"  of
that  investment at the end of the period.   The  total
return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period.
Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.


     The  average annual total returns for the  Badgley
Growth  Fund for the year ended May 31, 2000 and  since
inception  (June  25,  1998) were  15.86%  and  15.76%,
respectively.  The average annual total returns for the
Badgley  Balanced Fund for the year ended May 31,  2000
and since inception (June 25, 1998) were 9.23% and 9.23%, respectively.





Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Funds' performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by  overall  performance,  investment  objectives,  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Funds' performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of  the
historical risk level and total return of a fund  as  a
weighted   average  for  3,  5  and  10  year  periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations   of   Fund   performance   made    by
independent  sources may also be used in advertisements
concerning   the  Funds,  including  reprints   of   or
selections from, editorials or articles about the Funds. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week,
U.S.  News  and World Report, the Wall Street  Journal,
Barron's and a variety of investment newsletters.

     The  Funds may compare their performance to a wide
variety  of indices and measures of inflation including
the  Standard & Poor's Index of 500 Stocks, the  NASDAQ
Over-the-Counter  Composite  Index,  the  Russell  2500
Index  and the Lehman Aggregate Bond Index.  There  are
differences  and  similarities between the  investments
that  the  Funds  may  purchase  for  their  respective
portfolios  and  the  investments  measured  by   these
indices.

                ADDITIONAL INFORMATION

     From  time  to time, in marketing and  other  Fund
literature,  the  Funds may quote  founders,  officers,
directors and other employees of the Adviser, such as a
quote from Charles H. Badgley who said, "Success in any
endeavor  is  best achieved when goals are defined  and
strategy is well planned.  This is especially true with
money  management."  In addition, the Funds  may  state
that  they have been selected as an option for purchase
through  Charles  Schwab's Institutional  "One  Source"
service,  which  allows  Charles  Schwab  institutional
investors,  including financial planners and investment
advisers,  to  access  information  concerning  and  to
purchase  shares  in  the Funds.  The  Funds  may  also
describe  certain  advantages a lower  minimum  initial
investment  offers, including the availability  of  the
Adviser's  expertise to a larger number of  prospective
investors,  better  alignment within  the  mutual  fund
industry and expansion of fund distribution activities.
The Funds may discuss how the Funds' ticker symbols are
designed   to   be  user  friendly  for   current   and
prospective Fund shareholders. The ticker symbol for the Badgley Growth Fund is "BMFGX" and the ticker symbol for the Badgley Balanced Fund is "BMFBX."


                INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers  LLP,  100  East  Wisconsin
Avenue,   Suite   1500,  Milwaukee,  Wisconsin   53202,
independent accountants for the Funds, audit and report on the Funds' financial statements.

                 FINANCIAL STATEMENTS

     The following audited financial statements of each
of  the  Funds are incorporated herein by reference  to
the  Funds'  Annual Report for the year ended  May  31,
2000,   as  filed  with  the  Securities  and  Exchange
Commission on August 3, 2000:


          (a)  Report of Independent Accountants.


          (b)  Schedule of Investments as of May 31, 2000.

          (c)  Statement of Assets and Liabilities as of May 31, 2000.

          (d)  Statement of Operations for the year ended May 31, 2000.

          (e)  Statement of Changes in Net Assets for the year ended
               May 31, 2000 and the period June 25, 1998 to May 31, 1999.

          (f) Financial Highlights for the year ended May 31, 2000 and the period June 25, 1998 to May 31, 1999.


          (g)  Notes to the Financial Statements.

                       APPENDIX

                  SHORT-TERM RATINGS

   Standard & Poor's Short-Term Debt Credit Ratings


     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those
obligations  considered  short-term  in  the   relevant
market.    In   the  U.S.,  for  example,  that   means
obligations with an original maturity of no  more  than
365   days-including  commercial   paper.    Short-term
ratings  are also used to indicate the creditworthiness
of an obligor with respect to put features on long-term
obligations.  The result is a dual rating, in which the
short-term   rating  addresses  the  put  feature,   in
addition to the usual long-term rating.

     Ratings   are   graded  into  several  categories,
ranging  from `A-1' for the highest quality obligations
to  `D'  for  the  lowest.   These  categories  are  as
follows:

     A-1  A  short-term obligation rated `A-1' is rated
          in the highest category by Standard & Poor's.
          The  obligor's capacity to meet its financial
          commitment  on  the  obligation  is   strong.
          Within this category, certain obligations are
          designated  with  a  plus  sign  (+).    This
          indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2  A   short-term  obligation  rated   `A-2'  is
          somewhat  more  susceptible  to  the  adverse
          effects  of  changes  in  circumstances   and
          economic   conditions  than  obligations   in
          higher   rating  categories.   However,   the
          obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3  A  short-term obligation rated `A-3' exhibits
          adequate   protection  parameters.   However,
          adverse   economic  conditions  or   changing
          circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B    A short-term obligation rated `B' is regarded
          as     having     significant     speculative
          characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C    A   short-term   obligation  rated   `C'   is
          currently  vulnerable to  nonpayment  and  is
          dependent  upon favorable business, financial
          and  economic conditions for the  obligor  to
          meet   its   financial  commitment   on   the
          obligation.

     D    A  short-term  obligation  rated  `D'  is  in
          payment default.  The `D' rating category  is
          used  when payments on an obligation are  not
          made  on  the date due even if the applicable
          grace period has not expired, unless Standard
          &  Poor's believes that such payments will be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

            Moody's Short-Term Debt Ratings

     Moody's  short-term debt ratings are  opinions  of
the  ability of issuers to repay punctually senior debt
obligations.   These  obligations  have   an   original
maturity  not  exceeding  one year,  unless  explicitly
noted.     Moody's    ratings   are    opinions,    not
recommendations to buy or sell, and their accuracy is not guaranteed.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1   Issuers   rated   `Prime-1'  (or   supporting
          institutions)  have  a superior  ability  for
          repayment    of   senior   short-term    debt
          obligations.   Prime-1 repaying ability  will
          often be evidenced by many of the following characteristics:

          * Leading market positions in well-established industries.

          *    High rates of return on funds employed.

          * Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          * Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2   Issuers   rated   `Prime-2'  (or   supporting
          institutions)  have  a  strong  ability   for
          repayment    of   senior   short-term    debt
          obligations.  This will normally be evidenced
          by  many of the characteristics cited  above,
          but  to a lesser degree.  Earnings trends and
          coverage  ratios, while sound,  may  be  more
          subject    to    variation.    Capitalization
          characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternate liquidity is maintained.

PRIME-3   Issuers   rated   `Prime-3'  (or   supporting
          institutions) have an acceptable ability  for
          repayment  of  senior short-term obligations.
          The  effect  of industry characteristics  and
          market  compositions may be more  pronounced.
          Variability in earnings and profitability may
          result  in  changes  in  the  level  of  debt
          protection   measurements  and  may   require
          relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated `Not Prime' do not fall within any of the Prime rating categories.

Fitch IBCA International Short-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these short-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1  Highest   credit  quality.    Indicates   the
          strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F-3  Fair credit quality.  The capacity for timely
          payment of financial commitments is adequate;
          however,  near  term  adverse  changes  could
          result   in  a  reduction  to  non-investment
          grade.

     B    Speculative.   Minimal  capacity  for  timely
          payment   of   financial  commitments,   plus
          vulnerability to near term adverse changes in financial and economic conditions.

     C    High   default  risk.   Default  is  a   real
          possibility.  Capacity for meeting  financial
          commitments   is   solely  reliant   upon   a
          sustained, favorable business and economic environment.

     D Default. Denotes actual or imminent payment default.

      Duff & Phelps, Inc. Short-Term Debt Ratings

     Duff  &  Phelps  Credit Ratings'  short-term  debt
ratings are consistent with the rating criteria used by
money  market participants.  The ratings apply  to  all
obligations   with  maturities  of  under   one   year,
including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis  is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines  and  the  capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating Scale:  Definition

          High Grade

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1       Very high certainty of timely payment.
          Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          Good Grade

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound.
          Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          Satisfactory Grade

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade.
          Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          Non-investment Grade

D-4       Speculative investment characteristics.
          Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          Default

D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   LONG-TERM RATINGS

    Standard & Poor's Long-Term Debt Credit Ratings

     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Credit  ratings are based, in varying degrees,  on
the  following  considerations:   (1)   likelihood   of
payment-capacity and willingness of the obligor to meet
its financial commitment on an obligation in accordance
with  the terms of the obligation;  (2)  nature of  and
provisions  of  the  obligation;  and  (3)   protection
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The  rating definitions are expressed in terms  of
default   risk.   As  such,  they  pertain  to   senior
obligations  of  an  entity.   Junior  obligations  are
typically  rated  lower  than  senior  obligations,  to
reflect  the  lower  priority  in  bankruptcy.    (Such
differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA  An  obligation  rated `AAA' has  the  highest
          rating  assigned by Standard &  Poor's.   The
          obligor's capacity to meet its financial commitment on the obligation is EXTREMELY
          STRONG.

     AA   An  obligation  rated `AA' differs  from  the
          highest  rated  obligations  only  in   small
          degree.   The obligor's capacity to meet  its
          financial commitment on the obligation is VERY STRONG.

     A    An  obligation  rated `A'  is  somewhat  more
          susceptible to the adverse effects of changes
          in circumstances and economic conditions than
          obligations   in  higher  rated   categories.
          However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

     BBB  An  obligation rated `BBB' exhibits  ADEQUATE
          protection   parameters.   However,   adverse
          economic conditions or changing circumstances
          are   more  likely  to  lead  to  a  weakened
          capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB', `B', `CCC, `CC',  and  `C'
are   regarded   as   having  significant   speculative
characteristics.  `BB' indicates the  least  degree  of
speculation   and   `C'   the  highest.    While   such
obligations   will   likely  have  some   quality   and
protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated `BB' is LESS VULNERABLE to nonpayment than other speculative issues.
          However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B    An obligation rated `B' is MORE VULNERABLE to
          nonpayment than obligations rated  `BB',  but
          the  obligor  currently has the  capacity  to
          meet   its   financial  commitment   on   the
          obligation.   Adverse business, financial  or
          economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC  An   obligation  rated  `CCC'  is   CURRENTLY
          VULNERABLE  to nonpayment, and  is  dependent
          upon   favorable  business,   financial   and
          economic conditions for the obligor to meet its financial commitment on the obligation.
          In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC   An  obligation rated `CC' is CURRENTLY HIGHLY
          VULNERABLE to nonpayment.

     C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D    An   obligation  rated  `D'  is  in   payment
          default.   The  `D' rating category  is  used
          when  payments on an obligation are not  made
          on  the date due even if the applicable grace
          period  has  not expired, unless  Standard  &
          Poor's  believes that such payments  will  be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Moody's Long-Term Debt Ratings

     Aaa  Bonds which are rated `Aaa' are judged to  be
          of the best quality.  They carry the smallest
          degree  of  investment risk and are generally
          referred   to  as  "gilt  edged."    Interest
          payments  are protected by a large or  by  an
          exceptionally stable margin and principal  is
          secure.    While   the   various   protective
          elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa   Bonds  which are rated `Aa' are judged to  be
          of  high  quality by all standards.  Together
          with  the  Aaa group they comprise  what  are
          generally  known as high-grade  bonds.   They
          are  rated lower than the best bonds  because
          margins of protection may not be as large  as
          in   Aaa   securities   or   fluctuation   of
          protective   elements  may  be   of   greater
          amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

     A    Bonds  which  are  rated  `A'  possess   many
          favorable investment attributes and are to be
          considered as upper-medium-grade obligations.
          Factors  giving  security  to  principal  and
          interest   are   considered   adequate,   but
          elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa  Bonds which are rated `Baa' are considered as
          medium-grade  obligations  (i.e.,  they   are
          neither highly protected nor poorly secured).
          Interest   payments  and  principal  security
          appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba   Bonds which are rated `Ba' are judged to have
          speculative elements; their future cannot  be
          considered   as  well-assured.    Often   the
          protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated `B' generally lack characteristics of the desirable investment.
          Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa  Bonds  which  are  rated `Caa'  are  of  poor
          standing.   Such issues may be in default  or
          there may be present elements of danger with respect to principal or interest.

     Ca   Bonds   which   are  rated   `Ca'   represent
          obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C    Bonds  which  are rated `C'  are  the  lowest
          rated class of bonds, and issues so rated can
          be   regarded   as   having  extremely   poor
          prospects   of   ever  attaining   any   real
          investment standing.

      Moody's applies numerical modifiers 1, 2 and 3 in
each  generic  rating classification from `Aa'  through
`B.'   The  modifier  1 indicates that  the  obligation
ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch IBCA International Long-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these long-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

                   Investment Grade

     AAA       Highest  credit quality.  `AAA'  ratings
               denote  the lowest expectation of credit
               risk.  They are assigned only in case of
               exceptionally strong capacity for timely
               payment of financial commitments.   This
               capacity  is  highly  unlikely   to   be
               adversely    affected   by   foreseeable
               events.

     AA        Very  high credit quality.  `AA' ratings
               denote  a very low expectation of credit
               risk.    They   indicate   very   strong
               capacity for timely payment of financial
               commitments.   This  capacity   is   not
               significantly vulnerable to foreseeable events.

     A         High credit quality.  `A' ratings denote
               a  low expectation of credit risk.   The
               capacity for timely payment of financial
               commitments is considered strong.   This
               capacity  may,  nevertheless,  be   more
               vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB       Good   credit  quality.   `BBB'  ratings
               indicate that there is currently  a  low
               expectation   of   credit   risk.    The
               capacity for timely payment of financial
               commitments is considered adequate,  but
               adverse changes in circumstances and  in
               economic  conditions are more likely  to
               impair  this  capacity.   This  is   the
               lowest investment grade category.

                       Speculative Grade

     BB        Speculative.  `BB' ratings indicate that
               there  is  a possibility of credit  risk
               developing, particularly as  the  result
               of  adverse  economic change over  time;
               however,     business    or    financial
               alternatives may be available to allow financial commitments to be met.

     B         Highly    speculative.    `B'    ratings
               indicate that significant credit risk is
               present, but a limited margin of  safety
               remains.    Financial  commitments   are
               currently  being met; however,  capacity
               for continued payment is contingent upon
               a   sustained,  favorable  business  and
               economic environment.

 CCC, CC, C    High default   risk.      Default  is  a
               real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD and D  Default.   Securities        are     not
               meeting  current  obligations  and   are
               extremely speculative.  `DDD' designates
               the  highest  potential for recovery  of
               amounts  outstanding on  any  securities
               involved.   For  U.S.  corporates,   for
               example,    `DD'   indicates    expected
               recovery   of   50%  -   90%   of   such
               outstandings,   and   `D'   the   lowest
               recovery potential, i.e. below 50%.

      Duff & Phelps, Inc. Long-Term Debt Ratings

     These  ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure  and  management depth  and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security   (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer and the nature of covenant protection.

     The  Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-` and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the
likelihood   that   aggregate  principal   and interest
will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition



AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+        High credit quality.  Protection factors are
AA         strong.  Risk is modest but may vary slightly
AA-        from time to time because  of economic conditions.


A+         Protection factors are average but adequate.
A          However, risk factors are more variable and
A-         greater in periods of  economic stress.


BBB+       Below-average protection factors  but  still
BBB        considered sufficient for prudent investment.
BBB-       Considerable variability in risk during economic cycles.


BB+        Below investment grade but deemed likely  to
BB         meet obligations when due. Present  or prospective
BB- financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.


B+         Below  investment grade and possessing  risk
B          that obligations will not be met when due.  Financial
B- protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC         Well  below  investment  grade  securities.
            Considerable uncertainty exists as to
            timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.


DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


DP        Preferred stock with dividend arrearages.

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits

     (a)  Registrant's Articles of Incorporation (1)

     (b)  Registrant's By-Laws (1)

     (c)  None

     (d)  Investment Advisory Agreement (2)

     (e)  Distribution Agreement with Rafferty Capital Markets, Inc. (2)

     (f)  None

     (g)  Custodian Servicing Agreement with Firstar Trust Company (2)

   (h.1)  Transfer Agent Servicing Agreement with Firstar Trust Company (2)

   (h.2)  Fund Administration Servicing Agreement with Firstar Trust Company (2)

   (h.3)  Fund Accounting Servicing Agreement with Firstar Trust Company (2)

   (h.4)  Fulfillment Servicing Agreement with Firstar Trust Company (2)


   (h.5)  Expense Cap/Reimbursement Agreement

   (h.6)  Addendum to Firstar Servicing Agreements (3)

   (h.7)  Addendum to Custodian Agreement (3)

   (h.8)  First Amendment to the Fund Administration Servicing Agreement

     (i)  Opinion and Consent of Godfrey & Kahn, S.C.(4)


     (j)  Consent of PricewaterhouseCoopers LLP

     (k)  None


   (l.1)  Subscription Agreement with Mr. Callaghan (4)

   (l.2)  Subscription Agreement with Mr. Phelps (4)


   (m.1)  Rule 12b-1 Distribution and Shareholder Servicing Plan (2)

   (m.2)  Form of 12b-1 Related Agreement (2)


     (n)  None

     (o)  Reserved

     (p)  Amended and Restated Code of Ethics


______________

(1)  Incorporated by reference to Registrant's Form
     N-1A as filed with the Commission on April 30, 1998.

(2)  Incorporated by reference to Registrant's Post-
     Effective Amendment No. 1 as filed with the Commission on July 30, 1999.


(3)  Incorporated by reference to Registrant's Post-
     Effective Amendment No. 2 as filed with the Commission on September 28, 1999.


(4)  Incorporated by reference to Registrant's Pre-
     Effective Amendment No. 1 as filed with the Commission on June 11, 1998.




Item 24.  Persons Controlled by or under Common Control with Registrant

          Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

          Article  VI  of Registrant's By-Laws  provides  as follows:

                  ARTICLE VI  INDEMNIFICATION

               The   Corporation  shall  indemnify  (a)  its
          directors and officers, whether serving the Corporation or, at its request, any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the 1940 Act and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

Item  26. Business and Other Connections of Investment Adviser and Subadviser

          Besides serving as investment adviser to private accounts, the Adviser is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a
substantial   nature.    Information   regarding    the
business, profession, vocation or employment of a substantial nature of each of the Adviser's directors and  officers is hereby incorporated by reference  from
the   information   contained  under   "Directors   and
Officers" in the SAI.

Item 27.  Principal Underwriters


     (a)  The  Distributor also acts as distributor for
          Kirr, Marbach Partners Funds, Inc., Bearguard
          Funds,  Inc.,  The Berkshire  Funds,  Potomac
          Funds,   Emerald  Funds,  Bremer   Investment
          Funds,  Inc., IAI Investment Funds,  Leuthold
          Funds,  Inc., Dow Jones Islamic Market  Index
          Portfolio, Ingenuity Capital Trust and  Texas
          Capital Value Funds, Inc.


     (b)  The  principal business address  of  Rafferty
          Capital   Markets,  Inc.  ("Rafferty"),   the
          Registrant's principal underwriter,  is  1311
          Mamaroneck  Avenue, White  Plains,  New  York
          10605. The following information relates to each director and officer of Rafferty:

                                 Positions               Positions
                                And Offices             And Offices
            Name              With Underwriter        With Registrant

      Thomas A. Mulrooney       President                   None


      Derek Park                Vice President              None

      Stephen Sprague           Chief Financial and         None
                                Secretary

     (c)  None.

Item 28.  Location of Accounts and Records


     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated   thereunder  are  in  the  possession   of
Badgley, Phelps and Bell, Inc., Registrant's investment
adviser,  at  Registrant's  corporate  offices,  except
records held and maintained by Firstar Bank, N.A.,  777
East Wisconsin Avenue, Milwaukee, Wisconsin 53202, relating to its function as custodian, and Firstar
Mutual  Fund  Services,  LLC,  Third  Floor,  615  East
Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as transfer agent, administrator and fund accountant.


Item 29.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

          (a) Registrant undertakes to call a meeting of shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of the removal of a director or directors. Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                      SIGNATURES


     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   certifies  that  it  meets  all   of   the
requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Seattle and State of Washington on the 25th day of September, 2000.

                              BADGLEY FUNDS, INC. (Registrant)


                              By:  /s/  Scott R. Vokey
                                   ---------------------------
                                   Scott R. Vokey, President



     Each   person   whose  signature   appears   below
constitutes and appoints Scott R. Vokey, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign any and all post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitutes, may lawfully do or cause to be done by virtue hereof.



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.


         Name                    Title                          Date


/s/ Scott R. Vokey            President                    September 25, 2000
-----------------------
Scott R. Vokey


/s/ Lisa P. Guzman            Treasurer and Secretary      September 25, 2000
-----------------------
Lisa P. Guzman


/s/ J. Kevin Callaghan        Director and Co-Chairman     September 25, 2000
-----------------------
J. Kevin Callaghan


/s/ Steven C. Phelps          Director and Co-Chairman     September 25, 2000
-----------------------
Steven C. Phelps


/s/ Frank S. Bayley           Director                     September 25, 2000
-----------------------
Frank S. Bayley


/s/ Madelyn B. Smith          Director                     September 25, 2000
-----------------------
Madelyn B. Smith


/s/ Graham S. Anderson        Director                     September 25, 2000
-----------------------
Graham S. Anderson

                     EXHIBIT INDEX

Exhibit No.    Exhibit

 (a)           Registrant's Articles of Incorporation (1)

 (b)           Registrant's By-Laws (1)

 (c)           None

 (d)           Investment Advisory Agreement (2)

 (e)           Distribution Agreement with Rafferty Capital Markets, Inc. (2)

 (f)           None

 (g)           Custodian Servicing Agreement with Firstar Trust Company (2)

 (h.1)         Transfer Agent Servicing Agreement with Firstar Trust Company (2)

 (h.2)         Fund Administration Servicing Agreement with Firstar Trust
               Company (2)

 (h.3)         Fund Accounting Servicing Agreement with Firstar Trust
               Company (2)

 (h.4)         Fulfillment Servicing Agreement with Firstar Trust Company (2)


 (h.5)         Expense Cap/Reimbursement Agreement

 (h.6)         Addendum to Firstar Servicing Agreements (3)

 (h.7)         Addendum to Custodian Agreement (3)

 (h.8)         First Amendment to the Fund Administration Servicing Agreement

 (i)           Opinion and Consent of Godfrey & Kahn, S.C.(4)


 (j)           Consent of PricewaterhouseCoopers LLP

 (k)           None


 (l.1)         Subscription Agreement with Mr. Callaghan(4)

 (l.2)         Subscription Agreement with Mr. Phelps(4)


 (m.1)         Rule 12b-1 Distribution and Shareholder Servicing Plan (2)

 (m.2)         Form of 12b-1 Related Agreement (2)


 (n)           None

 (o)           Reserved

 (p)           Amended and Restated Code of Ethics

___________________

(1) Incorporated by reference to Registrant's Form N-1A as filed with the Commission on April 30, 1998.

(2)  Incorporated by reference to Registrant's Post-Effective
     Amendment No. 1 as filed with the Commission on July 30, 1999.


(3)  Incorporated by reference to Registrant's Post-Effective
     Amendment No. 2 as filed with the Commission on September 28, 1999.


(4)  Incorporated by reference to Registrant's Pre-Effective
     Amendment No. 1 as filed with the Commission on June 11, 1998.